WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 32.4%
COMMUNICATION SERVICES - 3.4%
Diversified Telecommunication Services - 1.5%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	34,775,000	$36,212,946	(a)
AT&T Inc., Senior Notes	3.800%	2/15/27	1,250,000	1,383,766
AT&T Inc., Senior Notes	2.300%	6/1/27	25,680,000	26,267,172
AT&T Inc., Senior Notes	1.650%	2/1/28	37,680,000	36,538,409
AT&T Inc., Senior Notes	2.250%	2/1/32	14,430,000	13,744,489
AT&T Inc., Senior Notes	3.100%	2/1/43	26,840,000	25,101,689
AT&T Inc., Senior Notes	4.350%	6/15/45	6,469,000	7,084,966
AT&T Inc., Senior Notes	3.550%	9/15/55	22,321,000	20,465,111	(a)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	5,794,000	6,284,172	(a)
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	6,160,000	7,213,636
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	11,960,000	13,601,319
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	6,660,000	7,232,548
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	36,618,000	39,740,057
Verizon Communications Inc., Senior Notes	0.850%	11/20/25	4,420,000	4,328,450
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	9,180,000	9,185,122
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	5,622,000	5,948,166
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	5,755,000	6,523,489
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	4,820,000	5,164,393
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	13,470,000	13,534,977
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	27,937,000	32,004,871
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	4,900,000	5,458,227
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	10,510,000	11,093,630
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	13,790,000	12,853,154

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	1

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	41,290,000	$41,288,635
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	23,345,000	27,142,014
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	2,518,631
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	1,140,000	1,289,966
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	11,010,000	13,895,885
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	32,010,000	29,296,141
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	4,840,000	5,201,085
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	9,310,000	10,226,935
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	12,748,000	15,328,747
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	1,906,196
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	5,339,000	6,208,006
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	24,170,000	26,057,696
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	47,510,000	42,307,000

Total Diversified Telecommunication Services				569,631,696

Entertainment - 0.0%††
ViacomCBS Inc., Senior Notes	3.875%	4/1/24	1,720,000	1,853,729
Walt Disney Co., Senior Notes	6.200%	12/15/34	260,000	360,713
Walt Disney Co., Senior Notes	6.650%	11/15/37	5,240,000	7,687,096

Total Entertainment				9,901,538

Interactive Media & Services - 0.1%
Alphabet Inc., Senior Notes	0.450%	8/15/25	3,590,000	3,532,210
Alphabet Inc., Senior Notes	0.800%	8/15/27	6,770,000	6,488,354
Alphabet Inc., Senior Notes	1.100%	8/15/30	7,900,000	7,271,406
Alphabet Inc., Senior Notes	2.050%	8/15/50	12,760,000	10,573,922

Total Interactive Media & Services				27,865,892

See Notes to Schedule of Investments.

2	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	7,837,000	$8,296,640	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	5,450,000	5,769,642	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,460,000	1,489,864	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	26,233,000	26,593,704	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	29,327,000	33,265,005
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	55,869,000	61,619,839
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	19,860,000	22,849,742
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	15,060,000	14,875,392
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	15,910,000	18,773,672
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	8,636,936

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	3

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	450,000	$548,294
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	6,040,000	6,494,669
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,608,000	3,576,034
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	3,613,572
Comcast Corp., Senior Notes	3.100%	4/1/25	949,000	1,025,856
Comcast Corp., Senior Notes	3.375%	8/15/25	3,940,000	4,292,862
Comcast Corp., Senior Notes	3.950%	10/15/25	26,460,000	29,571,488
Comcast Corp., Senior Notes	3.150%	3/1/26	9,960,000	10,819,149
Comcast Corp., Senior Notes	3.300%	4/1/27	12,400,000	13,532,965
Comcast Corp., Senior Notes	4.150%	10/15/28	55,830,000	63,934,341
Comcast Corp., Senior Notes	3.400%	4/1/30	7,960,000	8,625,041
Comcast Corp., Senior Notes	4.250%	10/15/30	14,475,000	16,645,168
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,977,196
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	279,960
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	79,130
Comcast Corp., Senior Notes	6.500%	11/15/35	2,250,000	3,188,268
Comcast Corp., Senior Notes	3.900%	3/1/38	8,310,000	9,345,405
Comcast Corp., Senior Notes	3.250%	11/1/39	1,580,000	1,629,855
Comcast Corp., Senior Notes	3.750%	4/1/40	2,020,000	2,219,359
Comcast Corp., Senior Notes	3.400%	7/15/46	1,550,000	1,606,827
Comcast Corp., Senior Notes	3.969%	11/1/47	221,000	247,199
Comcast Corp., Senior Notes	4.000%	3/1/48	2,230,000	2,496,472
Comcast Corp., Senior Notes	4.700%	10/15/48	3,560,000	4,409,794
Comcast Corp., Senior Notes	3.999%	11/1/49	9,626,000	10,819,077
Comcast Corp., Senior Notes	3.450%	2/1/50	11,030,000	11,415,432
DISH DBS Corp., Senior Notes	5.875%	11/15/24	17,424,000	18,247,894
DISH DBS Corp., Senior Notes	7.750%	7/1/26	5,970,000	6,596,850

See Notes to Schedule of Investments.

4	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Fox Corp., Senior Notes	5.476%	1/25/39	13,410,000	$16,748,111
Fox Corp., Senior Notes	5.576%	1/25/49	430,000	549,446
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	8,925,000	12,424,091
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	3,295,000	4,424,823
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	8,447,000	10,522,145
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	2,060,000	2,985,283
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	200,000	207,896	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	2,820,000	2,997,209	(a)

Total Media				490,267,597

Wireless Telecommunication Services - 0.5%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	760,000	800,850	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	450,000	447,426	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	635,000	801,907
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	10,530,000	15,581,767
Sprint Corp., Senior Notes	7.875%	9/15/23	930,000	1,064,153
Sprint Corp., Senior Notes	7.625%	2/15/25	5,365,000	6,404,469
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	375,000	378,399	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,690,000	1,814,764	(a)
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	500,000	503,750
T-Mobile USA Inc., Senior Notes	6.000%	4/15/24	320,000	322,800
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	3,600,000	3,630,384
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	11,630,000	11,307,733

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	5

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	8,370,000	$8,100,068
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	12,870,000	12,982,612
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	57,300,000	61,877,124	(a)
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	2,920,000	3,194,947	(a)
T-Mobile USA Inc., Senior Secured Notes	2.050%	2/15/28	3,310,000	3,249,659	(a)
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	37,290,000	40,519,687	(a)
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	9,660,000	9,475,880	(a)
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	4,880,000	5,426,853	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	16,300,000	18,736,950

Total Wireless Telecommunication Services				206,622,182

TOTAL COMMUNICATION SERVICES				1,304,288,905

CONSUMER DISCRETIONARY - 2.3%
Automobiles - 0.6%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	1,590,000	1,599,451	(a)
Ford Motor Co., Senior Notes	4.750%	1/15/43	2,720,000	2,743,528
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	21,080,000	21,389,876
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	1,190,000	1,233,768
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	290,000	313,562
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	4,120,000	4,195,190
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	8,460,000	8,745,525
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	250,000	253,281
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	5,780,000	5,560,360
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	31,190,000	30,979,156

See Notes to Schedule of Investments.

6	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
General Motors Co., Senior Notes	5.400%	10/2/23	5,770,000	$6,268,877
General Motors Co., Senior Notes	6.125%	10/1/25	10,170,000	11,970,752
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	2,351,457
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	4,667,894
General Motors Co., Senior Notes	5.950%	4/1/49	8,120,000	10,326,879
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	3,650,000	3,717,931
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	7,930,000	8,117,635
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	983,743
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	2,340,000	2,601,168
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	18,310,000	19,167,453	(a)
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	40,950,000	43,405,995	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	35,280,000	38,399,590	(a)

Total Automobiles				228,993,071

Diversified Consumer Services - 0.0%††
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	8,450,000	9,153,885	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	3,167,000	3,795,840

Total Diversified Consumer Services				12,949,725

Hotels, Restaurants & Leisure - 0.7%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	3,300,000	3,342,009	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	1,225,000	1,303,486	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	7

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	3,010,000	$2,932,869	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	359,546
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,996,000	2,244,951
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	10,770,000	11,362,350	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	4,400,000	4,743,838	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	3,130,000	3,041,890	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	4,930,000	5,154,931
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	28,850,000	30,098,333
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	23,330,000	23,902,628
McDonald’s Corp., Senior Notes	3.375%	5/26/25	1,719,000	1,867,082
McDonald’s Corp., Senior Notes	3.300%	7/1/25	9,140,000	9,904,227
McDonald’s Corp., Senior Notes	1.450%	9/1/25	2,140,000	2,162,266
McDonald’s Corp., Senior Notes	3.700%	1/30/26	11,725,000	12,930,473
McDonald’s Corp., Senior Notes	3.500%	3/1/27	12,680,000	13,919,109
McDonald’s Corp., Senior Notes	3.500%	7/1/27	8,380,000	9,225,764
McDonald’s Corp., Senior Notes	3.800%	4/1/28	4,300,000	4,765,418
McDonald’s Corp., Senior Notes	3.600%	7/1/30	9,300,000	10,155,815
McDonald’s Corp., Senior Notes	3.625%	9/1/49	1,610,000	1,685,098
McDonald’s Corp., Senior Notes	4.200%	4/1/50	25,460,000	28,991,496
Sands China Ltd., Senior Notes	4.600%	8/8/23	16,228,000	17,394,631
Sands China Ltd., Senior Notes	5.125%	8/8/25	17,040,000	19,091,020
Sands China Ltd., Senior Notes	3.800%	1/8/26	7,500,000	8,003,775
Sands China Ltd., Senior Notes	5.400%	8/8/28	6,900,000	7,900,086
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	9,225,000	9,134,457	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	21,370,000	22,378,130	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	790,000	811,152	(a)

Total Hotels, Restaurants & Leisure				268,806,830

See Notes to Schedule of Investments.

8	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	5,640,000	$6,145,598
Lennar Corp., Senior Notes	4.750%	5/30/25	1,350,000	1,506,094
Lennar Corp., Senior Notes	5.000%	6/15/27	420,000	484,050
Lennar Corp., Senior Notes	4.750%	11/29/27	8,000,000	9,194,960
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	4,800,000	6,067,200
Newell Brands Inc., Senior Notes	4.350%	4/1/23	2,188,000	2,311,075
Newell Brands Inc., Senior Notes	4.700%	4/1/26	150,000	165,723
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	4,740,000	4,965,150

Total Household Durables				30,839,850

Internet & Direct Marketing Retail - 0.4%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	17,270,000	17,218,181
Amazon.com Inc., Senior Notes	1.200%	6/3/27	21,140,000	20,699,478
Amazon.com Inc., Senior Notes	3.150%	8/22/27	15,280,000	16,733,024
Amazon.com Inc., Senior Notes	1.500%	6/3/30	19,890,000	18,976,955
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	7,800,778
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	13,296,288
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,290,000	9,718,815
Amazon.com Inc., Senior Notes	2.500%	6/3/50	16,950,000	15,191,150
Amazon.com Inc., Senior Notes	4.250%	8/22/57	3,240,000	3,883,938
Prosus NV, Senior Notes	4.850%	7/6/27	18,070,000	20,283,123	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	24,470,000	22,293,257	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	3,740,000	3,293,044	(a)

Total Internet & Direct Marketing Retail				169,388,031

Multiline Retail - 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	1,380,000	1,452,465

Specialty Retail - 0.3%
Home Depot Inc., Senior Notes	2.500%	4/15/27	8,648,000	9,114,972
Home Depot Inc., Senior Notes	3.900%	12/6/28	1,590,000	1,823,480
Home Depot Inc., Senior Notes	2.700%	4/15/30	9,310,000	9,712,895
Home Depot Inc., Senior Notes	3.300%	4/15/40	10,560,000	11,125,928
Home Depot Inc., Senior Notes	3.900%	6/15/47	1,736,000	1,955,989
Home Depot Inc., Senior Notes	3.350%	4/15/50	28,325,000	29,430,836
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	5,940,000	6,856,813
Target Corp., Senior Notes	2.250%	4/15/25	13,960,000	14,637,156

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	9,200,000	$10,038,484
TJX Cos. Inc., Senior Notes	3.750%	4/15/27	2,780,000	3,099,502

Total Specialty Retail				97,796,055

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	1,177,000	1,250,892	(a)
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	9,300,000	9,852,187	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	4,810,000	5,164,738	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	1,686,000	1,719,897
NIKE Inc., Senior Notes	2.400%	3/27/25	7,830,000	8,259,520
NIKE Inc., Senior Notes	2.750%	3/27/27	12,570,000	13,409,012
NIKE Inc., Senior Notes	2.850%	3/27/30	12,240,000	12,902,416
NIKE Inc., Senior Notes	3.250%	3/27/40	6,300,000	6,628,531
NIKE Inc., Senior Notes	3.375%	3/27/50	25,832,000	27,167,004

Total Textiles, Apparel & Luxury Goods				86,354,197

TOTAL CONSUMER DISCRETIONARY				896,580,224

CONSUMER STAPLES - 2.1%
Beverages - 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	37,240,000	40,971,053
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	22,020,000	26,363,435
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	9,240,000	10,303,897
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	27,240,000	31,851,817
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	5,700,000	6,179,975
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	17,580,000	19,928,103
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	1,500,000	1,940,157
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	33,120,000	37,641,879
Coca-Cola Co., Senior Notes	2.950%	3/25/25	6,040,000	6,521,808
Coca-Cola Co., Senior Notes	3.375%	3/25/27	7,590,000	8,388,594
Coca-Cola Co., Senior Notes	1.450%	6/1/27	15,310,000	15,241,803
Coca-Cola Co., Senior Notes	2.500%	6/1/40	3,050,000	2,870,604

See Notes to Schedule of Investments.

10	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Beverages - (continued)
Coca-Cola Co., Senior Notes	2.600%	6/1/50	6,290,000	$5,706,537
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,395,000	1,497,071
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	16,029,573
Molson Coors Beverage Co., Senior Notes	3.500%	5/1/22	1,370,000	1,413,811
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	3,245,000	3,457,641
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	3,390,000	3,539,170
PepsiCo Inc., Senior Notes	0.750%	5/1/23	16,050,000	16,209,454
PepsiCo Inc., Senior Notes	2.250%	3/19/25	1,580,000	1,664,770
PepsiCo Inc., Senior Notes	2.625%	3/19/27	1,617,000	1,721,763
PepsiCo Inc., Senior Notes	1.625%	5/1/30	13,210,000	12,644,278
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	5,621,763
PepsiCo Inc., Senior Notes	2.875%	10/15/49	4,750,000	4,605,946
PepsiCo Inc., Senior Notes	3.625%	3/19/50	2,220,000	2,453,172
PepsiCo Inc., Senior Notes	3.875%	3/19/60	2,900,000	3,278,931
Primo Water Holdings Inc., Senior Notes	5.500%	4/1/25	6,830,000	7,028,411	(a)

Total Beverages				295,075,416

Food & Staples Retailing - 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	24,175,000	24,112,424
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	13,630,000	13,064,551
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	2,778,541	3,202,549
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	1,889,173	2,277,963
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	217,015	237,783	(a)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	7,663,744	8,944,674
Walmart Inc., Senior Notes	3.400%	6/26/23	5,060,000	5,398,773
Walmart Inc., Senior Notes	3.550%	6/26/25	4,320,000	4,764,777
Walmart Inc., Senior Notes	3.700%	6/26/28	25,130,000	28,280,975

Total Food & Staples Retailing				90,284,469

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 0.4%
Danone SA, Senior Notes	2.077%	11/2/21	15,860,000	$16,001,662	(a)
Danone SA, Senior Notes	2.589%	11/2/23	20,650,000	21,563,156	(a)
Danone SA, Senior Notes	2.947%	11/2/26	6,540,000	6,981,721	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	4,030,000	3,996,925
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	4,248,000	4,473,425
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	3,350,000	3,692,560
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	410,000	535,387
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,661,000	1,914,662
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,150,000	1,587,852
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	290,000	405,930	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	290,000	314,292
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	4,160,000	4,687,998
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	12,350,000	14,314,226
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	5,420,000	5,678,867
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	8,180,000	9,196,759
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	6,530,000	8,012,937
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	30,000	31,207	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	6,470,000	6,703,729	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	5/15/28	1,870,000	2,022,732	(a)
Mars Inc., Senior Notes	2.700%	4/1/25	9,380,000	9,930,626	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	4,880,000	5,216,805	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	6,740,000	6,195,296	(a)

See Notes to Schedule of Investments.

12	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - (continued)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	7,900,000	$8,096,772	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	22,350,000	22,615,391

Total Food Products				164,170,917

Household Products - 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	2,490,000	2,685,066
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	6,070,000	6,538,766
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	387,000	399,578
Spectrum Brands Inc., Senior Notes	5.000%	10/1/29	950,000	1,004,625	(a)

Total Household Products				10,628,035

Tobacco - 0.7%
Altria Group Inc., Senior Notes	4.750%	5/5/21	11,110,000	11,150,558
Altria Group Inc., Senior Notes	2.350%	5/6/25	3,770,000	3,911,855
Altria Group Inc., Senior Notes	4.400%	2/14/26	16,715,000	18,864,796
Altria Group Inc., Senior Notes	4.800%	2/14/29	6,594,000	7,581,460
Altria Group Inc., Senior Notes	2.450%	2/4/32	10,470,000	10,012,241
Altria Group Inc., Senior Notes	5.800%	2/14/39	13,440,000	16,429,052
Altria Group Inc., Senior Notes	3.875%	9/16/46	6,950,000	6,754,040
Altria Group Inc., Senior Notes	5.950%	2/14/49	22,010,000	27,465,738
Altria Group Inc., Senior Notes	3.700%	2/4/51	7,880,000	7,191,571
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,842,000	2,251,152
BAT Capital Corp., Senior Notes	3.557%	8/15/27	15,851,000	16,882,992
BAT Capital Corp., Senior Notes	4.540%	8/15/47	43,950,000	44,319,925
Cargill Inc., Senior Notes	1.375%	7/23/23	13,510,000	13,792,267	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	12,470,000	12,676,661
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,323,409
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	14,810,000	15,291,941
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	8,220,000	8,342,630
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	9,050,000	8,741,793

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	13

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - (continued)
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	$3,537,705
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	8,951,936

Total Tobacco				248,473,722

TOTAL CONSUMER STAPLES				808,632,559

ENERGY - 4.9%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	818,000	900,139
Halliburton Co., Senior Notes	4.850%	11/15/35	5,090,000	5,726,152
Halliburton Co., Senior Notes	5.000%	11/15/45	8,510,000	9,508,086

Total Energy Equipment & Services				16,134,377

Oil, Gas & Consumable Fuels - 4.9%
Apache Corp., Senior Notes	3.250%	4/15/22	2,526,000	2,554,417
Apache Corp., Senior Notes	4.375%	10/15/28	5,930,000	5,921,105
Apache Corp., Senior Notes	4.250%	1/15/30	800,000	780,740
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	1,102,526
Apache Corp., Senior Notes	5.100%	9/1/40	12,719,000	12,456,671
Apache Corp., Senior Notes	4.750%	4/15/43	10,830,000	10,061,070
Apache Corp., Senior Notes	4.250%	1/15/44	18,548,000	16,739,384
BP Capital Markets America Inc., Senior Notes	2.937%	4/6/23	1,300,000	1,365,989
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	14,330,000	15,291,043
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	2,930,000	3,180,148
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	17,380,000	18,920,764
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	4,790,000	5,157,331
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	7,160,000	7,854,649
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,240,000	10,139,809
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	4,728,927
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	28,090,000	25,795,174
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,860,000	1,626,675

See Notes to Schedule of Investments.

14	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	1,140,000	$1,018,704
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,650,000	1,702,950
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	2,390,000	2,612,491
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	21,110,000	23,030,987
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	7,790,000	7,877,366	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	13,974,000	14,383,814	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	8,500,000	8,838,215	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	15,860,000	16,193,053
Chevron Corp., Senior Notes	2.954%	5/16/26	4,000	4,291
Chevron Corp., Senior Notes	1.995%	5/11/27	5,740,000	5,873,439
Chevron Corp., Senior Notes	2.236%	5/11/30	70,000	69,705
Chevron Corp., Senior Notes	2.978%	5/11/40	1,870,000	1,855,662
Chevron Corp., Senior Notes	3.078%	5/11/50	7,800,000	7,477,521
Chevron USA Inc., Senior Notes	3.850%	1/15/28	19,795,000	22,076,484
Chevron USA Inc., Senior Notes	5.250%	11/15/43	6,205,000	8,045,000
Chevron USA Inc., Senior Notes	5.050%	11/15/44	1,741,000	2,213,319
Chevron USA Inc., Senior Notes	4.950%	8/15/47	2,370,000	2,986,825
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	29,539,000	32,182,564
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	24,949,000	27,640,058
Conoco Funding Co., Senior Notes	7.250%	10/15/31	810,000	1,148,326
ConocoPhillips, Senior Notes	3.750%	10/1/27	14,799,000	16,366,005	(a)
ConocoPhillips, Senior Notes	4.300%	8/15/28	16,008,000	18,163,044	(a)
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	13,025
ConocoPhillips, Senior Notes	6.500%	2/1/39	40,000	57,159
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	693,000	922,597
Continental Resources Inc., Senior Notes	4.500%	4/15/23	6,430,000	6,671,317
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,504,000	2,571,295

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	15

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	18,789,000	$19,780,120
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,570,000	2,574,870
Devon Energy Corp., Senior Notes	5.850%	12/15/25	12,076,000	14,089,330
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	11,465,952
Devon Energy Corp., Senior Notes	4.750%	5/15/42	8,677,000	9,230,064
Devon Energy Corp., Senior Notes	5.000%	6/15/45	39,600,000	43,366,042
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	430,000	453,759
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	7,622,000	7,916,235
Ecopetrol SA, Senior Notes	5.875%	5/28/45	39,380,000	42,096,432
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	10,138,000	9,719,807	(b)(c)
Energy Transfer Operating LP, Senior Notes	7.600%	2/1/24	3,892,000	4,473,299
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	11,430,000	11,905,571
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	4,888,000	5,473,212
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	4,100,000	4,670,000
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	39,330,000	40,593,725
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	16,020,000	18,844,362
Energy Transfer Operating LP, Senior Notes	5.000%	5/15/50	4,660,000	4,830,705
Energy Transfer Partners LP/ Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	1,891,000	1,955,253

See Notes to Schedule of Investments.

16	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer Partners LP/ Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	$549,277
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	26,093,000	29,436,654
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	8,650,000	9,138,253
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	32,967,000	34,076,293
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	1,030,000	1,512,685
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	970,000	1,119,997
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,680,000	1,932,249
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	3,370,000	3,600,053
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	18,477,000	18,223,159
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	6,940,000	6,973,425
EOG Resources Inc., Senior Notes	4.150%	1/15/26	6,442,000	7,239,640
EOG Resources Inc., Senior Notes	4.375%	4/15/30	3,690,000	4,242,455
EOG Resources Inc., Senior Notes	3.900%	4/1/35	12,960,000	14,028,336
EOG Resources Inc., Senior Notes	4.950%	4/15/50	19,990,000	24,445,595
EQT Corp., Senior Notes	3.000%	10/1/22	13,239,000	13,482,598
EQT Corp., Senior Notes	7.625%	2/1/25	1,230,000	1,417,304
EQT Corp., Senior Notes	3.900%	10/1/27	3,320,000	3,392,625
EQT Corp., Senior Notes	5.000%	1/15/29	460,000	493,350
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	2,460,000	2,521,302
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	37,170,000	39,860,024
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	11,540,000	12,460,333
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	13,120,000	14,261,460

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	17

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	3,000,000	$3,379,438
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	22,720,000	25,005,852
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	4,800,000	5,518,868
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	6,000,000	6,070,326
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	9,050,000	10,740,006	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	12,310,000	15,771,141	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	2,041,213
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	1,888,846
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,720,000	2,186,138
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	1,260,000	1,478,180
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	680,000	799,141
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	2,820,000	3,151,429
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	2,850,000	3,190,242
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	3,276,000	4,543,657
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	7,860,000	9,418,930
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	4,650,000	5,267,928
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	8,770,000	10,030,335
MEG Energy Corp., Senior Notes	5.875%	2/1/29	2,690,000	2,703,450	(a)
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	11,003,081
MPLX LP, Senior Notes	4.875%	6/1/25	7,870,000	8,872,320
MPLX LP, Senior Notes	4.800%	2/15/29	8,850,000	10,154,734
MPLX LP, Senior Notes	4.500%	4/15/38	11,800,000	12,913,786
MPLX LP, Senior Notes	4.700%	4/15/48	11,880,000	12,893,021

See Notes to Schedule of Investments.

18	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
MPLX LP, Senior Notes	5.500%	2/15/49	9,296,000	$10,937,672
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	3,107,000	3,417,047
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	21,930,000	21,717,060
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,180,000	1,249,644
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	9,192,624
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	19,417,000	18,667,213
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	6,400,000	6,034,080
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	60,000	56,373
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	17,260,000	19,422,678
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	14,340,000	16,779,234
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	4,792,000	5,648,666
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	23,185,000	25,625,453
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	6,250,000	5,343,000
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	16,480,000	14,462,848
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	27,550,000	29,395,161
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	9,750,000	8,366,914
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	29,575,000	23,753,013
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	20,750,000	16,887,387
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	2,070,000	2,195,494	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	14,259,000	15,825,921
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	92,550,000	102,405,649

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	19

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	7,710,000	$9,165,455
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	21,560,000	23,564,218
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	27,165,000	31,152,822
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	4,350,000	4,664,157
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	14,490,000	13,806,724
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	3,072,985
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	14,210,000	11,835,012
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	3,620,000	3,557,304
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	15,860,000	15,007,377
Range Resources Corp., Senior Notes	5.875%	7/1/22	542,000	547,081
Range Resources Corp., Senior Notes	5.000%	3/15/23	7,197,000	7,327,446
Range Resources Corp., Senior Notes	4.875%	5/15/25	5,160,000	5,116,140
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	3,240,089
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	5,110,000	5,565,593	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	5,450,000	5,821,934
Shell International Finance BV, Senior Notes	2.750%	4/6/30	14,090,000	14,568,356
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	6,682,384
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	7,575,186
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	16,144,169
Shell International Finance BV, Senior Notes	4.000%	5/10/46	8,940,000	9,987,019

See Notes to Schedule of Investments.

20	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Shell International Finance BV, Senior Notes	3.750%	9/12/46	690,000	$738,570
Shell International Finance BV, Senior Notes	3.250%	4/6/50	27,710,000	27,198,665
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	17,660,000	19,419,875	(a)
Sinopec Group Overseas Development 2015 Ltd., Senior Notes	3.250%	4/28/25	6,000,000	6,368,172	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	9,413,000	12,886,948
Sunoco Logistics Partners Operations LP, Senior Notes	5.300%	4/1/44	1,170,000	1,235,042
Sunoco Logistics Partners Operations LP, Senior Notes	5.400%	10/1/47	1,290,000	1,394,934
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	3,510,000	3,533,184
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,845,000	1,934,944
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	1,300,000	1,351,194
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	4,230,000	4,607,231
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,120,000	2,339,579
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	10,210,000	10,360,597	(a)
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,520,000	1,431,490	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	18,290,000	18,232,817	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	34,600,000	43,833,793

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	21

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	9,840,000	$10,200,046
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	2,363,000	2,464,893
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	42,085,000	45,755,443
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	1,170,000	1,157,270
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	6,340,000	6,866,474
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.850%)	2.325%	1/13/23	3,870,000	3,794,404	(c)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	7,903,000	8,134,304
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	3,960,000	4,143,072
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,790,000	1,973,774
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	5,450,000	5,945,691
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	5,920,000	6,283,179
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	5,633,483
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	8,473,569
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	4,456,029
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	1,105,328
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	8,529,000	9,483,685
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,440,000	1,656,000
WPX Energy Inc., Senior Notes	5.250%	10/15/27	1,920,000	2,049,043
WPX Energy Inc., Senior Notes	5.875%	6/15/28	1,124,000	1,240,413
WPX Energy Inc., Senior Notes	4.500%	1/15/30	1,595,000	1,719,873

Total Oil, Gas & Consumable Fuels				1,887,727,095

TOTAL ENERGY				1,903,861,472

See Notes to Schedule of Investments.

22	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 9.8%
Banks - 7.3%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	8,210,000	$9,204,206	(a)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	4/16/21	14,210,000	13,991,231	(b)(c)
Banco Santander SA, Senior Notes	3.848%	4/12/23	8,600,000	9,150,448
Banco Santander SA, Senior Notes	2.746%	5/28/25	43,500,000	45,494,662
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	1.344%	4/12/23	6,200,000	6,289,134	(c)
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	30,432,341
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	251,523
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	15,185,771
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	17,727,740
Bank of America Corp., Senior Notes	5.000%	1/21/44	33,160,000	40,864,095
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	33,540,000	33,458,147	(c)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	7,000,000	6,580,920	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	24,180,000	24,158,610	(c)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	39,972,000	41,586,597	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	27,181,000	29,206,695	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	23

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	20,980,000	$22,141,653	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,230,000	7,851,159	(c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	85,750,000	94,600,139	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	8,130,000	9,032,570	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then SOFR + 3.412%)	4.083%	3/20/51	52,790,000	58,716,200	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	7,370,000	8,512,741	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	15,537,049
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,712,317
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	3,430,544
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	14,500,000	16,272,274
Bank of Montreal, Senior Notes	1.850%	5/1/25	26,710,000	27,394,499
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	3,780,000	4,157,131	(c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	14,860,000	14,910,927
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	11,260,000	11,417,342
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	10,900,000	12,544,703	(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	65,350,000	74,065,211	(c)

See Notes to Schedule of Investments.

24	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	6,895,000	$7,409,382	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	46,530,000	53,075,834	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	17,970,000	18,437,769	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	51,040,000	56,159,021	(a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	9,009,000	10,665,186	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	9,790,000	10,982,277	(a)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	6,530,000	7,121,487	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,696,494	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	15,070,000	15,208,407
CIT Group Inc., Senior Notes	4.750%	2/16/24	7,040,000	7,667,018
CIT Group Inc., Senior Notes	5.250%	3/7/25	5,730,000	6,464,156
Citigroup Inc., Junior Subordinated Notes (5.950% to 1/30/23 then 3 mo. USD LIBOR + 4.068%)	5.950%	1/30/23	6,050,000	6,349,434	(b)(c)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	26,100,000	28,188,000	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,700,000	3,939,797	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	3,608,044
Citigroup Inc., Senior Notes	4.650%	7/30/45	24,812,000	29,727,222
Citigroup Inc., Senior Notes	4.650%	7/23/48	3,000,000	3,687,321
Citigroup Inc., Senior Notes (1.678% to 5/15/24 then SOFR + 1.667%)	1.678%	5/15/24	15,430,000	15,752,484	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	25

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	35,480,000	$35,481,041	(c)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	20,000,000	20,118,102	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	10,730,000	11,462,546	(c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	65,050,000	70,405,339	(c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	7,640,000	8,466,647	(c)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	16,280,000	18,122,702	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	18,680,000	21,341,930	(c)
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	735,925
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	19,090,000	21,225,500
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	29,307,457
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	12,844,116
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	36,920,000	41,703,009
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	2,201,127
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	176,990
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	4,132,808
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	2,267,441
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	2,482,587

See Notes to Schedule of Investments.

26	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	24,060,000	$26,381,017
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	32,450,000	35,958,343
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	33,050,000	32,799,770	(a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	11,750,000	11,920,120	(a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	8,590,000	9,216,581	(a)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	31,300,000	32,357,216	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,510,000	3,759,947	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	18,650,000	20,809,989	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	18,620,000	18,804,598	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	11,830,000	11,951,135	(a)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	5,370,000	5,723,726	(a)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,750,000	1,960,289
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	13,485,000	14,879,566
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	4,570,000	5,339,793
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	30,080,000	30,618,004	(c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	19,080,000	19,104,773	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	4,910,000	5,346,802

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	27

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	15,970,000	$17,577,547
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	13,100,000	13,471,649	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	17,880,000	18,642,726	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	39,180,000	42,815,964	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	10,920,000	12,246,779	(a)
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	21,811
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	41,130,000	41,996,928	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	24,800,000	25,486,022	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	13,760,000	13,742,073	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	16,560,000	16,248,946	(c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	29,830,000	32,285,203	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	35,640,000	38,681,415	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	18,900,000	21,401,656	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	7,130,000	8,172,527	(c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then SOFR + 3.790%)	4.493%	3/24/31	15,000,000	17,302,069	(c)

See Notes to Schedule of Investments.

28	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes 3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	10,000,000	$9,964,770	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,504,391
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	14,330,000	16,151,533
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	4,592,703
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	20,670,000	25,847,799
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,000,000	1,145,000	(b)(c)
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	10,560,000	11,474,000
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	14,100,000	15,840,051
Lloyds Banking Group PLC, Senior Notes	4.550%	8/16/28	200,000	227,953
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	2,261,000	2,442,928	(c)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	17,073,695
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.998%	2/22/22	7,240,000	7,409,105
Natwest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	10,710,000	11,688,137	(c)
Natwest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	10,000,000	10,801,527	(c)
Natwest Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	5,450,000	6,216,438	(c)
Natwest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	3,000,000	3,474,581	(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	14,640,000	$14,711,172	(a)
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	11,940,000	11,965,543
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	20,990,000	21,504,718
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	14,190,000	14,188,458
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	2,379,000	2,945,611	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	715,000	896,736	(a)
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.058%	7/14/21	10,680,000	10,734,628
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	13,040,000	13,096,059
Swedbank AB, Senior Notes	1.300%	6/2/23	17,500,000	17,789,100	(a)
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	14,710,000	14,793,107
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	27,800,000	28,010,980
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	14,120,000	14,138,219
UniCredit SpA, Senior Notes	6.572%	1/14/22	30,090,000	31,371,176	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,450,000	1,710,000	(a)(c)
US Bancorp, Senior Notes	1.450%	5/12/25	30,910,000	31,351,185
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	13,950,000
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,840,000	12,808,366
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	31,512,488
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	23,420,000	26,414,364
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	18,940,000	19,354,206	(c)

See Notes to Schedule of Investments.

30	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	25,380,000	$26,209,489	(c)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	27,690,000	28,395,530	(c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. USD LIBOR + 1.432%)	2.879%	10/30/30	5,770,000	5,948,250	(c)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	23,440,000	25,577,045	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	15,920,000	18,346,781	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	159,160,000	204,458,212	(c)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	7,228,929
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,984,102
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	23,620,000	26,712,543
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	10,210,930
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	2,371,893
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	23,622,503
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	19,748,166
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	3,428,219
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	22,515,000	26,636,891

Total Banks				2,818,498,373

Capital Markets - 2.0%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	8,130,000	8,290,157

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	31

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	$6,092,500
Credit Suisse AG, Senior Notes	2.950%	4/9/25	13,780,000	14,615,696
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	2,000,000	2,119,720	(a)(b)(c)
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	42,045,000	42,771,088	(a)(c)
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	6,450,000	6,691,799	(a)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	33,870,000	36,886,265	(a)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	3,720,000	4,164,626
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	5/3/21	413,000	393,114	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,320,000	5,402,393
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	12,610,000	13,199,075
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,559,034
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,882,394
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	10,798,751
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	16,970,000	18,392,262
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	11,532,006
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	10,000,000	10,129,383
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	41,925,236
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,030,000	24,727,147

See Notes to Schedule of Investments.

32	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	34,600,000	$35,063,128	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	5,760,000	6,305,875	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	76,385,000	83,741,283	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	21,650,000	24,302,324	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	24,160,000	26,984,292
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	12,233,983
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	21,841,000	27,382,253
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,791,540	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	5/3/21	5,550,000	0	*(b)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	0.982%	8/19/65	190,000	0	*(d)(e)(f)(g)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	5,280,000	0	*(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000	0	*(e)(f)(g)(h)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	39,580,000	40,919,188	(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	26,340,000	26,833,092	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	33

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	42,910,000	$46,643,242	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	35,353,000	38,690,341	(c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	1,160,000	1,329,101	(c)
UBS AG, Senior Notes	1.750%	4/21/22	20,050,000	20,330,288	(a)
UBS AG, Senior Notes	4.500%	6/26/48	3,490,000	4,271,286	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	40,850,000	44,897,622	(a)(b)(c)
UBS Group AG, Senior Notes	3.491%	5/23/23	32,680,000	33,734,502	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	4,880,000	5,421,036	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	15,530,000	17,538,261	(a)
UBS Group AG, Senior Notes (2.859% to 8/15/22 then 3 mo. USD LIBOR + 0.954%)	2.859%	8/15/23	2,300,000	2,371,629	(a)(c)

Total Capital Markets				770,356,912

Diversified Financial Services - 0.3%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	18,350,000	19,129,863
Ahold Lease USA Inc. Pass- Through-Trust, Senior Secured Notes, Step bond (8.620% to 7/2/21 then 0.000%)	8.620%	1/2/25	2,572,152	2,850,635
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	20,571,000	23,574,834
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate or 30 year Treasury Constant Maturity Rate) + 1.800%)	4.220%	12/21/65	2,870,000	2,385,687	(a)(c)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	3,540,000	3,786,474

See Notes to Schedule of Investments.

34	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	10,000,000	$10,157,407	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	9,000,000	9,094,026	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	623,000	654,241	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,170,000	1,222,471	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,790,000	3,034,793	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	22,950,000	22,992,636	(a)
USAA Capital Corp., Senior Notes	1.500%	5/1/23	600,000	613,144	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	1,100,000	1,080,906	(a)
Vanguard Group Inc.	3.050%	8/22/50	21,230,000	18,678,154	(e)(f)

Total Diversified Financial Services				119,255,271

Insurance - 0.2%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/21	298,643	410,635	(a)(b)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%, 6.000% floor)	6.000%	2/12/23	1,083,280	1,087,342	(a)(c)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	446,000	483,439
American International Group Inc., Senior Notes	2.500%	6/30/25	7,979,000	8,376,689
American International Group Inc., Senior Notes	3.750%	7/10/25	12,460,000	13,617,894
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	19,600,000	22,748,221
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	482,000	492,556
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000	5,910,359
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	5,940,000	5,900,525	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	12,391,025	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	35

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	5,493,000	$6,908,551	(c)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	10,670,000	10,583,019	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	5,400,000	5,393,894	(a)
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000	307,729
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	9,511,580	(a)

Total Insurance				104,123,458

TOTAL FINANCIALS				3,812,234,014

HEALTH CARE - 3.5%
Biotechnology - 0.6%
AbbVie Inc., Senior Notes	3.450%	3/15/22	7,230,000	7,397,758
AbbVie Inc., Senior Notes	2.300%	11/21/22	52,120,000	53,644,187
AbbVie Inc., Senior Notes	3.750%	11/14/23	3,210,000	3,459,071
AbbVie Inc., Senior Notes	2.600%	11/21/24	47,110,000	49,764,008
AbbVie Inc., Senior Notes	3.800%	3/15/25	10,140,000	11,086,045
AbbVie Inc., Senior Notes	3.600%	5/14/25	9,430,000	10,278,877
AbbVie Inc., Senior Notes	2.950%	11/21/26	10,890,000	11,603,169
AbbVie Inc., Senior Notes	3.200%	11/21/29	61,260,000	65,214,689
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	162,999
AbbVie Inc., Senior Notes	4.750%	3/15/45	472,000	565,313
AbbVie Inc., Senior Notes	4.250%	11/21/49	13,038,000	14,778,215
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000	1,598,573
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	2,350,291
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	399,000	429,918
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	5,434,804
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,560,000	1,714,535
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	7,468,907

Total Biotechnology				246,951,359

See Notes to Schedule of Investments.

36	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	17,140,000	$19,253,238
Abbott Laboratories, Senior Notes	4.750%	11/30/36	6,660,000	8,255,235
Abbott Laboratories, Senior Notes	4.900%	11/30/46	10,150,000	13,250,558
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	19,160,000	20,590,988
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	3,922,000	4,286,193
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	2,251,000	2,688,147
Medtronic Inc., Senior Notes	3.500%	3/15/25	6,594,000	7,236,416

Total Health Care Equipment & Supplies				75,560,775

Health Care Providers & Services - 1.3%
Aetna Inc., Senior Notes	2.800%	6/15/23	2,610,000	2,723,590
Anthem Inc., Senior Notes	3.700%	8/15/21	2,130,000	2,137,872
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,440,097
Anthem Inc., Senior Notes	2.950%	12/1/22	9,320,000	9,684,067
Anthem Inc., Senior Notes	3.350%	12/1/24	4,140,000	4,480,200
Anthem Inc., Senior Notes	3.650%	12/1/27	5,815,000	6,422,568
Anthem Inc., Senior Notes	4.375%	12/1/47	4,000,000	4,614,959
Centene Corp., Senior Notes	5.375%	6/1/26	2,940,000	3,078,033	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	3,120,000	3,380,832
Centene Corp., Senior Notes	3.375%	2/15/30	3,060,000	3,093,461
Cigna Corp., Senior Notes	3.750%	7/15/23	12,207,000	13,058,915
Cigna Corp., Senior Notes	4.125%	11/15/25	8,050,000	8,981,302
Cigna Corp., Senior Notes	4.375%	10/15/28	22,000,000	25,193,346
Cigna Corp., Senior Notes	4.800%	8/15/38	26,282,000	31,468,977
Cigna Corp., Senior Notes	4.900%	12/15/48	6,510,000	7,993,232
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,410,000	1,560,468
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	16,983,578
CVS Health Corp., Senior Notes	3.700%	3/9/23	3,895,000	4,134,752
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,447,000	4,918,304
CVS Health Corp., Senior Notes	3.625%	4/1/27	5,590,000	6,143,524
CVS Health Corp., Senior Notes	4.300%	3/25/28	53,460,000	60,744,075
CVS Health Corp., Senior Notes	3.750%	4/1/30	21,210,000	23,163,269
CVS Health Corp., Senior Notes	4.125%	4/1/40	4,720,000	5,226,096
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	15,215,355

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	37

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
CVS Health Corp., Senior Notes	5.050%	3/25/48	29,693,000	$36,509,800
CVS Health Corp., Senior Notes	4.250%	4/1/50	11,275,000	12,677,983
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	5,140,000	5,349,517	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	867,445	(a)
HCA Inc., Senior Notes	5.375%	2/1/25	3,542,000	3,956,414
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	874,248
HCA Inc., Senior Notes	5.375%	9/1/26	738,000	833,479
HCA Inc., Senior Notes	5.625%	9/1/28	700,000	806,242
HCA Inc., Senior Notes	5.875%	2/1/29	4,060,000	4,736,822
HCA Inc., Senior Notes	3.500%	9/1/30	5,720,000	5,775,032
HCA Inc., Senior Notes	7.500%	11/15/95	15,410,000	21,122,564
HCA Inc., Senior Secured Notes	4.750%	5/1/23	4,150,000	4,474,383
HCA Inc., Senior Secured Notes	5.000%	3/15/24	330,000	367,328
HCA Inc., Senior Secured Notes	5.250%	6/15/26	2,960,000	3,404,255
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,780,000	1,997,936
HCA Inc., Senior Secured Notes	5.500%	6/15/47	5,920,000	7,379,830
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,560,811
Humana Inc., Senior Notes	4.500%	4/1/25	2,460,000	2,765,123
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	9,309,830
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	4,030,126
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	2,979,316
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	719,778
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	6,088,000	6,200,794
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	1,990,000	2,053,130
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	4,480,000	4,782,958
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	6,210,000	6,881,681
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	4,790,000	4,790,847
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	2,622,000	2,959,239
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	11,310,000	11,138,604
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	13,875,285

See Notes to Schedule of Investments.

38	Western Asset Core Plus Bond Fund 2021 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	3,420,000	$4,084,030
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	10,480,000	12,883,058
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	6,465,000	7,037,420
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	10,385,000	11,621,290
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	1,546,422

Total Health Care Providers & Services				493,193,892

Pharmaceuticals - 1.4%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	4,681,000	5,192,633	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	39,988	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	5,050,000	5,496,142	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	20,974,000	21,262,393	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	22,551,000	24,003,300	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	6,789,000	7,589,661	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	65,770,000	66,185,666	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	2/15/31	8,940,000	8,914,029	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	590,000	606,744	(a)
Bristol-Myers Squibb Co., Senior Notes	2.250%	8/15/21	10,330,000	10,405,806
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	14,560,000	14,936,377
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	4,650,000	4,849,518
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	25,023,000	26,752,577
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	6,008,000	6,684,707

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	39

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	18,350,000	$19,974,167
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	8,710,000	9,528,547
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	11,772,000	15,159,321
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	4,433,000	5,413,816
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	1,000,000	1,028,131
Johnson & Johnson, Senior Notes	0.550%	9/1/25	9,820,000	9,745,143
Johnson & Johnson, Senior Notes	0.950%	9/1/27	19,580,000	19,047,338
Johnson & Johnson, Senior Notes	3.625%	3/3/37	29,750,000	33,663,850
Johnson & Johnson, Senior Notes	2.100%	9/1/40	3,700,000	3,350,840
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	17,050,000	16,843,377
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	9,130,000	8,709,304
Pfizer Inc., Senior Notes	0.800%	5/28/25	20,340,000	20,207,133
Pfizer Inc., Senior Notes	2.625%	4/1/30	14,195,000	14,746,451
Pfizer Inc., Senior Notes	1.700%	5/28/30	13,010,000	12,588,145
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	7,846
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	1,360,000	1,374,028
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	7,388,000	7,420,323
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	11,098,000	11,104,936
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	25,567,000	25,485,186
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	2,985,000	3,185,965
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	11,970,000	13,246,960
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	52,610,000	50,374,075

See Notes to Schedule of Investments.

40	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	24,330,000	$21,423,781
Wyeth LLC, Senior Notes	5.950%	4/1/37	5,098,000	7,100,882

Total Pharmaceuticals				533,649,086

TOTAL HEALTH CARE				1,349,355,112

INDUSTRIALS - 2.9%
Aerospace & Defense - 1.2%
Boeing Co., Senior Notes	1.433%	2/4/24	11,330,000	11,474,801
Boeing Co., Senior Notes	4.875%	5/1/25	45,320,000	50,498,395
Boeing Co., Senior Notes	2.196%	2/4/26	21,860,000	21,807,118
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	3,943,147
Boeing Co., Senior Notes	2.700%	2/1/27	5,050,000	5,132,881
Boeing Co., Senior Notes	2.800%	3/1/27	4,740,000	4,860,101
Boeing Co., Senior Notes	3.200%	3/1/29	16,620,000	16,848,322
Boeing Co., Senior Notes	5.150%	5/1/30	23,970,000	27,637,242
Boeing Co., Senior Notes	3.250%	2/1/35	32,524,000	31,554,280
Boeing Co., Senior Notes	3.550%	3/1/38	3,780,000	3,664,706
Boeing Co., Senior Notes	5.705%	5/1/40	18,190,000	22,300,229
Boeing Co., Senior Notes	3.750%	2/1/50	9,510,000	9,124,865
Boeing Co., Senior Notes	5.805%	5/1/50	42,300,000	53,377,320
Boeing Co., Senior Notes	5.930%	5/1/60	9,740,000	12,530,543
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,740,000	1,885,111
General Dynamics Corp., Senior Notes	3.500%	5/15/25	1,990,000	2,176,890
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,535,000	1,810,523
General Dynamics Corp., Senior Notes	4.250%	4/1/50	9,321,000	11,166,892
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	2,269,000	2,371,742
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	13,115,000	14,469,633
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	2,926,760
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	16,925,000	18,020,482
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	29,720,000	31,911,027

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	41

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	20,320,000	$26,419,734
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	6,150,000	6,615,051
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	14,150,000	15,724,678
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	7,780,000	8,766,943
Raytheon Technologies Corp., Senior Notes	7.500%	9/15/29	10,000,000	13,783,239
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	13,000,000	12,809,864
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	4,109,000	4,910,494

Total Aerospace & Defense				450,523,013

Airlines - 0.6%
Continental Airlines Pass- Through Trust	5.983%	4/19/22	6,074,869	6,202,544
Continental Airlines Pass- Through Trust, Senior Secured Trust	6.703%	6/15/21	14,454	14,416
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	24,310,000	24,309,999
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	10,830,000	10,952,656
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	4,300,000	4,394,783
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	9,750,000	9,755,687
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	17,870,000	20,916,420
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	67,950,000	78,331,843	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	16,970,000	18,124,474	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	15,300,000	16,650,574	(a)

See Notes to Schedule of Investments.

42	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Mileage Plus Holdings LLC/ Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	15,750,000	$17,285,625	(a)
Spirit Loyalty Cayman Ltd./ Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	19,560,000	22,150,037	(a)

Total Airlines				229,089,058

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	3.377%	4/5/40	6,240,000	6,240,744
Carrier Global Corp., Senior Notes	3.577%	4/5/50	2,470,000	2,429,864

Total Building Products				8,670,608

Commercial Services & Supplies - 0.1%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	7,980,000	8,166,420
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	7,500,000	8,334,819
CoreCivic Inc., Senior Notes	4.750%	10/15/27	540,000	482,625
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	7,650,000	7,893,844	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	9,100,000	9,579,212
Waste Management Inc., Senior Notes	3.500%	5/15/24	4,440,000	4,797,358
Waste Management Inc., Senior Notes	4.150%	7/15/49	7,460,000	8,551,933

Total Commercial Services & Supplies				47,806,211

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	26,148,346
Eaton Corp., Senior Notes	4.150%	11/2/42	4,160,000	4,705,425

Total Electrical Equipment				30,853,771

Industrial Conglomerates - 0.4%
3M Co., Senior Notes	2.375%	8/26/29	10,110,000	10,316,847
3M Co., Senior Notes	3.050%	4/15/30	3,400,000	3,613,283
3M Co., Senior Notes	3.700%	4/15/50	20,000,000	21,782,550
General Electric Co., Senior Notes	3.450%	5/1/27	2,950,000	3,206,146
General Electric Co., Senior Notes	3.625%	5/1/30	6,030,000	6,499,675

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	43

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - (continued)
General Electric Co., Senior Notes	6.750%	3/15/32	10,280,000	$13,785,725
General Electric Co., Senior Notes	6.150%	8/7/37	5,260,000	6,926,342
General Electric Co., Senior Notes	5.875%	1/14/38	16,543,000	21,444,598
General Electric Co., Senior Notes	6.875%	1/10/39	35,494,000	50,003,484
General Electric Co., Senior Notes	4.250%	5/1/40	6,280,000	6,902,030
General Electric Co., Senior Notes	4.350%	5/1/50	8,260,000	9,191,484
Honeywell International Inc., Senior Notes	1.350%	6/1/25	9,750,000	9,896,621

Total Industrial Conglomerates				163,568,785

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	4,080,000	4,367,204
Deere & Co., Senior Notes	3.750%	4/15/50	24,850,000	28,014,828
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	6,550,000	6,750,533

Total Machinery				39,132,565

Road & Rail - 0.2%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	8,730,000	9,598,504
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,380,000	4,510,760
Union Pacific Corp., Senior Notes	3.950%	9/10/28	28,460,000	31,927,110
Union Pacific Corp., Senior Notes	3.839%	3/20/60	23,430,000	25,004,116
Union Pacific Corp., Senior Notes	3.750%	2/5/70	12,515,000	12,856,180

Total Road & Rail				83,896,670

Trading Companies & Distributors - 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	9,600,000	10,150,167
Ashtead Capital Inc., Senior Notes	4.125%	8/15/25	3,066,000	3,152,860	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	2,380,000	2,469,250
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	3,060,000	3,204,937

See Notes to Schedule of Investments.

44	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Trading Companies & Distributors - (continued)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	190,000	$202,991
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	5,413,000	5,708,658
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,560,000	1,695,993
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	24,500,000	24,668,437

Total Trading Companies & Distributors				51,253,293

Transportation Infrastructure - 0.1%
DP World PLC, Senior Notes	5.625%	9/25/48	27,030,000	31,793,145	(a)

TOTAL INDUSTRIALS				1,136,587,119

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.0%††
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,740,000	2,719,464	(a)
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	2,988,000	3,629,926
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	6,087,000	7,578,407

Total Communications Equipment				13,927,797

IT Services - 0.4%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	40,290,000	43,226,668
Mastercard Inc., Senior Notes	3.850%	3/26/50	4,530,000	5,142,405
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	11,850,000	12,065,937
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	12,430,000	12,671,209
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	6,750,000	6,694,846
Visa Inc., Senior Notes	3.150%	12/14/25	26,130,000	28,517,842
Visa Inc., Senior Notes	2.050%	4/15/30	9,790,000	9,784,882
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	19,911,853

Total IT Services				138,015,642

Semiconductors & Semiconductor Equipment - 0.6%
Broadcom Inc., Senior Notes	4.700%	4/15/25	32,370,000	36,505,119
Broadcom Inc., Senior Notes	3.150%	11/15/25	25,730,000	27,441,290
Broadcom Inc., Senior Notes	4.150%	11/15/30	3,000,000	3,241,870
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	4,469,669

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	45

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Intel Corp., Senior Notes	4.600%	3/25/40	6,320,000	$7,647,110
Intel Corp., Senior Notes	4.750%	3/25/50	16,515,000	20,736,637
Micron Technology Inc., Senior Notes	2.497%	4/24/23	12,900,000	13,400,068
NVIDIA Corp., Senior Notes	2.850%	4/1/30	7,890,000	8,295,705
NVIDIA Corp., Senior Notes	3.500%	4/1/40	17,250,000	18,593,772
NVIDIA Corp., Senior Notes	3.500%	4/1/50	49,120,000	51,975,677
NVIDIA Corp., Senior Notes	3.700%	4/1/60	16,020,000	17,306,683
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	8,540,000	8,963,234	(a)
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	8,690,000	8,372,657

Total Semiconductors & Semiconductor Equipment				226,949,491

Software - 0.7%
Microsoft Corp., Senior Notes	1.550%	8/8/21	18,543,000	18,609,921
Microsoft Corp., Senior Notes	2.400%	2/6/22	14,850,000	15,098,264
Microsoft Corp., Senior Notes	2.875%	2/6/24	19,298,000	20,590,623
Microsoft Corp., Senior Notes	2.700%	2/12/25	4,322,000	4,623,327
Microsoft Corp., Senior Notes	2.400%	8/8/26	74,200,000	78,504,810
Microsoft Corp., Senior Notes	3.300%	2/6/27	40,450,000	44,679,401
Microsoft Corp., Senior Notes	3.450%	8/8/36	367,000	407,214
Microsoft Corp., Senior Notes	2.525%	6/1/50	1,686,000	1,538,308
Microsoft Corp., Senior Notes	2.921%	3/17/52	3,247,000	3,208,170
Microsoft Corp., Senior Notes	2.675%	6/1/60	671,000	617,395
Microsoft Corp., Senior Notes	3.041%	3/17/62	3,169,000	3,117,701
Oracle Corp., Senior Notes	1.650%	3/25/26	38,900,000	39,225,525
Oracle Corp., Senior Notes	2.875%	3/25/31	42,310,000	43,105,170
salesforce.com Inc., Senior Notes	3.250%	4/11/23	11,370,000	12,015,451
salesforce.com Inc., Senior Notes	3.700%	4/11/28	3,480,000	3,890,367

Total Software				289,231,647

Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., Senior Notes	1.550%	8/4/21	347,000	348,064
Apple Inc., Senior Notes	1.125%	5/11/25	33,600,000	33,838,869
Apple Inc., Senior Notes	2.450%	8/4/26	32,030,000	33,767,572

Total Technology Hardware, Storage & Peripherals				67,954,505

TOTAL INFORMATION TECHNOLOGY				736,079,082

See Notes to Schedule of Investments.

46	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.9%
Chemicals - 0.1%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	14,230,000	$15,513,831	(a)
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	3,039,936
OCP SA, Senior Notes	4.500%	10/22/25	14,510,000	15,410,418	(a)

Total Chemicals				33,964,185

Containers & Packaging - 0.0%††
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	940,000	969,610	(a)
Ardagh Packaging Finance PLC/ Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	610,000	622,859	(a)
WestRock RKT Co., Senior Notes	4.000%	3/1/23	2,250,000	2,370,545

Total Containers & Packaging				3,963,014

Metals & Mining - 0.7%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,680,943	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	11,234,309	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	13,125,000	14,481,992	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	17,003,000	17,920,259
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	8,835,000	9,829,823
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	3,490,000	4,783,275
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,590,000	1,971,009
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	10,893,999
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	10,909,759
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	983,000	1,005,818
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	9,883,254
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	40,000	41,733
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	130,000	142,364

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	47

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	5,720,000	$6,234,800
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	20,792,000	25,051,449
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	2,120,000	2,662,757	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	21,610,000	22,316,331	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,200,000	3,424,117	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	33,008,000	35,772,062	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	15,750,000	17,379,954	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	32,800,000	39,856,563
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	771,030
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	6,600,000	7,861,821
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,581,000	8,760,956
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	11,340,899

Total Metals & Mining				278,211,276

Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	42,390,000	43,686,498

TOTAL MATERIALS				359,824,973

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	340,000	352,648
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	25,393,529	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	611,164	(a)

TOTAL REAL ESTATE				26,357,341

See Notes to Schedule of Investments.

48	Western Asset Core Plus Bond Fund 2021 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 0.6%
Electric Utilities - 0.5%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	$210,654
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	3,864,491
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	7,740,000	8,428,068
Duke Energy Progress LLC, Secured Bonds	2.800%	5/15/22	400,000	408,397
Exelon Corp., Senior Notes	5.625%	6/15/35	5,126,000	6,457,736
FirstEnergy Corp., Senior Notes	4.750%	3/15/23	18,500,000	19,501,795
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	5,780,000	5,627,471
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	15,802,000	17,005,065
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	56,186,000	75,221,194
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	10,344,000	11,634,692
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	21,610,000	21,643,656
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	6,640,000	6,510,615
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	8,320,000	7,856,685
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	1,720,000	1,562,214
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	4,040,000	3,517,951
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	6,197,051

Total Electric Utilities				195,647,735

Multi-Utilities - 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	5,400,000	5,784,298
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	4,490,000	4,883,446
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	5,130,446

Total Multi-Utilities				15,798,190

TOTAL UTILITIES				211,445,925

TOTAL CORPORATE BONDS & NOTES (Cost - $11,812,865,759)				12,545,246,726

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MORTGAGE-BACKED SECURITIES - 21.6%
FHLMC - 3.9%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	6/1/23-3/1/50	66,539,197	$73,941,954
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	10/1/25-3/1/50	153,206,403	166,326,330
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-11/1/50	279,331,669	294,931,997
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-3/1/50	176,471,745	188,885,307
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/36	501	594
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	2,513,750	2,956,235
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47-3/1/50	62,673,159	69,250,781
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/47	16,749,584	18,403,194	(i)
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	12/1/47	3,317,915	3,520,569	(i)
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	9/1/50-2/1/51	123,105,914	127,170,012
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	11/1/50-4/30/51	86,822,227	86,847,719	(i)
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/51-3/1/51	87,234,516	87,227,258
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	3/1/51	4,865,141	5,023,846	(i)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.284%)	2.170%	3/1/47	6,332,218	6,584,726	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-4/1/48	24,951,420	27,605,154
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/23-6/1/48	2,281,795	2,569,475
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	7/1/29-9/1/39	1,882,296	2,154,616
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32-3/1/39	526,889	616,663
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-3/1/45	22,441,622	24,435,105

See Notes to Schedule of Investments.

50	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	6,641	$7,781
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/36	11,211	13,414
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-9/1/48	127,126,767	134,887,728
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	10/1/42-8/1/47	170,332,264	184,982,947

Total FHLMC				1,508,343,405

FNMA - 13.7%
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-1/1/59	538,315,244	598,061,443
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-7/1/41	25,386,211	30,315,985
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,150,000	3,372,870
Federal National Mortgage Association (FNMA)	2.500%	6/1/28-4/1/51	374,195,452	385,520,908
Federal National Mortgage Association (FNMA)	6.500%	2/1/29-5/1/40	8,239,402	9,569,963
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	5,861,490	6,439,134
Federal National Mortgage Association (FNMA)	3.040%	6/1/29	5,250,000	5,727,788
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	2,571,664	3,025,848
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	1,448	1,702
Federal National Mortgage Association (FNMA)	2.260%	4/1/30	8,640,239	8,978,203
Federal National Mortgage Association (FNMA)	1.950%	4/1/32	4,360,000	4,353,588
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-3/1/50	189,547,471	214,005,258
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-9/1/50	766,158,526	817,887,141
Federal National Mortgage Association (FNMA)	1.500%	12/1/35	6,841,406	6,891,381
Federal National Mortgage Association (FNMA)	3.000%	2/1/36-3/1/40	59,257,266	62,263,393	(i)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	1.500%	4/1/36	328,700,000	$330,209,660	(j)
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-9/1/56	25,063,522	29,692,296
Federal National Mortgage Association (FNMA)	3.000%	12/1/36-11/1/50	679,367,314	714,627,182
Federal National Mortgage Association (FNMA)	3.500%	3/1/37-8/1/39	13,665,741	14,691,677	(i)
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-6/1/57	528,892,626	581,075,014
Federal National Mortgage Association (FNMA)	4.000%	10/1/48	31,351,005	33,718,770	(i)
Federal National Mortgage Association (FNMA)	4.500%	10/1/49-3/1/50	34,039,236	37,505,661	(i)
Federal National Mortgage Association (FNMA)	2.000%	8/1/50-4/1/51	128,609,978	128,639,422	(i)
Federal National Mortgage Association (FNMA)	2.000%	1/1/51-3/1/51	274,797,242	274,960,013
Federal National Mortgage Association (FNMA)	2.000%	4/1/51	884,100,000	882,511,396	(j)
Federal National Mortgage Association (FNMA)	2.500%	4/1/51	91,000,000	93,388,751	(j)
Federal National Mortgage Association (FNMA)	2.500%	4/1/51	5,283,427	5,455,777	(i)
Federal National Mortgage Association (FNMA)	3.000%	4/1/51	4,200,000	4,375,055	(j)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.903%)	2.353%	11/1/35	15,717	16,643	(c)

Total FNMA				5,287,281,922

GNMA - 4.0%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	15,740	17,098
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	36,376	40,869
Government National Mortgage Association (GNMA)	6.500%	4/15/28-1/15/39	1,786,816	2,053,142
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	5,055,793	5,860,054

See Notes to Schedule of Investments.

52	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	8,940	$9,153
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	4,003,215	4,661,360
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	28,234,374	29,744,651
Government National Mortgage Association (GNMA)	4.000%	4/15/47-3/15/50	25,247,129	29,243,348
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	16,868,504	18,054,185
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-4/20/50	70,528,033	77,654,291
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	1,179,102	1,400,938
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	2,745,135	3,160,741
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-3/20/49	257,587,434	280,488,328
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/50	147,016,877	156,634,095
Government National Mortgage Association (GNMA) II	3.000%	3/20/45-12/20/50	232,723,253	243,443,502
Government National Mortgage Association (GNMA) II	4.000%	3/20/45-4/20/50	180,123,100	195,155,068
Government National Mortgage Association (GNMA) II	3.500%	7/20/50-10/20/50	34,964,799	36,915,723	(i)
Government National Mortgage Association (GNMA) II	2.000%	12/20/50-3/20/51	92,675,140	93,705,264
Government National Mortgage Association (GNMA) II	2.500%	12/20/50	18,026,943	18,739,666
Government National Mortgage Association (GNMA) II	2.000%	4/20/51	165,400,000	167,015,237	(j)
Government National Mortgage Association (GNMA) II	2.500%	4/20/51	153,100,000	157,980,064	(j)
Government National Mortgage Association (GNMA) II	3.000%	5/20/51	41,400,000	43,153,031	(j)

Total GNMA				1,565,129,808

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $8,272,333,304)				8,360,755,135

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 19.4%
U.S. Government Agencies - 0.2%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	45,010,000	$64,269,446

U.S. Government Obligations - 19.2%
Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	4,860,602
Department of Housing and Urban Development, Senior Notes	2.450%	8/1/22	9,000,000	9,257,260
U.S. Treasury Bonds	5.500%	8/15/28	10,000	12,860
U.S. Treasury Bonds	1.125%	8/15/40	207,580,000	168,869,572
U.S. Treasury Bonds	1.375%	11/15/40	139,030,000	118,305,841
U.S. Treasury Bonds	1.875%	2/15/41	12,800,000	11,922,000
U.S. Treasury Bonds	3.750%	11/15/43	210,430,000	263,292,318	(k)(l)
U.S. Treasury Bonds	3.625%	2/15/44	297,160,000	365,448,762	(k)(l)
U.S. Treasury Bonds	2.500%	2/15/45	56,680,000	57,886,664
U.S. Treasury Bonds	2.875%	8/15/45	529,920,000	578,834,101	(k)
U.S. Treasury Bonds	3.125%	5/15/48	42,580,000	48,847,244
U.S. Treasury Bonds	3.000%	2/15/49	6,725,000	7,557,875
U.S. Treasury Bonds	2.000%	2/15/50	139,610,800	127,724,794
U.S. Treasury Bonds	1.250%	5/15/50	949,980,000	717,197,794
U.S. Treasury Bonds	1.375%	8/15/50	924,530,000	721,711,231
U.S. Treasury Bonds	1.625%	11/15/50	423,880,000	353,343,719
U.S. Treasury Bonds	1.875%	2/15/51	187,210,000	166,178,127
U.S. Treasury Notes	0.125%	6/30/22	1,410,000	1,410,496
U.S. Treasury Notes	0.125%	7/15/23	850,000	848,456
U.S. Treasury Notes	2.875%	9/30/23	560,000	596,805
U.S. Treasury Notes	0.125%	10/15/23	900,000	897,170
U.S. Treasury Notes	0.250%	11/15/23	3,155,000	3,153,768
U.S. Treasury Notes	0.375%	4/30/25	780,000	770,387
U.S. Treasury Notes	0.250%	5/31/25	929,870,000	912,253,325
U.S. Treasury Notes	0.250%	6/30/25	586,300,000	574,551,099
U.S. Treasury Notes	0.250%	8/31/25	2,440,000	2,383,670
U.S. Treasury Notes	0.250%	9/30/25	5,620,000	5,482,683
U.S. Treasury Notes	0.250%	10/31/25	12,820,000	12,485,228
U.S. Treasury Notes	0.375%	11/30/25	43,600,000	42,654,765
U.S. Treasury Notes	0.375%	1/31/26	2,490,000	2,428,528
U.S. Treasury Notes	0.500%	6/30/27	493,740,000	471,299,902
U.S. Treasury Notes	0.375%	9/30/27	266,880,000	251,195,588

See Notes to Schedule of Investments.

54	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	0.625%	11/30/27	263,500,000		$251,313,125
U.S. Treasury Notes	0.625%	12/31/27	413,210,000		393,501,821
U.S. Treasury Notes	0.750%	1/31/28	179,230,000		171,864,767
U.S. Treasury Notes	1.250%	3/31/28	16,330,000		16,162,873
U.S. Treasury Notes	3.125%	11/15/28	5,000		5,593
U.S. Treasury Notes	0.625%	5/15/30	271,420,000		247,055,815
U.S. Treasury Notes	0.625%	8/15/30	299,930,000		271,858,427
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000		5,971,462
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000		76,198,902

Total U.S. Government Obligations					7,437,595,419

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $8,062,605,194)					7,501,864,865

SOVEREIGN BONDS - 8.2%
Argentina - 0.1%
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	70,110,000	ARS	275,650	(e)
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	5,149,404		1,856,360
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	59,973,058		20,183,933
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 1.125%)	0.125%	7/9/35	47,667,840		14,324,662
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 2.500%)	0.125%	7/9/41	22,200,000		7,699,182
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	9,210,000		3,384,767	*(a)(d)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,550,000		600,625	*(a)(d)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	7,890,000		2,939,104	*(a)(d)

Total Argentina					51,264,283

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Brazil - 0.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	339,418,000	BRL	$63,513,690
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	437,887,000	BRL	82,125,711
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	156,106,000	BRL	29,130,778
Brazilian Government International Bond	4.750%	1/14/50	14,290,000		13,012,045
Brazilian Government International Bond, Senior Notes	2.625%	1/5/23	4,490,000		4,640,505
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	18,440,000		19,524,180
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	25,970,000		27,102,292
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	49,640,000		47,374,182
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	52,790,000		53,986,486

Total Brazil					340,409,869

China - 1.1%
China Government Bond, Senior Notes	3.380%	11/21/24	115,500,000	CNH	18,019,340	(m)
China Government Bond, Senior Notes	3.390%	5/21/25	59,000,000	CNH	9,233,756	(m)
China Government Bond, Senior Notes	3.310%	11/30/25	273,500,000	CNH	42,751,482	(m)
China Government Bond, Senior Notes	3.290%	5/23/29	2,187,000,000	CNY	334,735,721

Total China					404,740,299

See Notes to Schedule of Investments.

56	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Colombia - 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	19,220,000	$21,880,240
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	10,000,000	11,025,400

Total Colombia				32,905,640

Egypt - 0.0%††
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	15,630,000	16,305,294	(a)

Indonesia - 0.8%
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	510,000	511,440	(m)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	24,750,000	25,568,854	(m)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	370,000	382,241	(a)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	7,620,000	8,498,548	(m)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	10,410,000	11,444,605	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,010,000	3,232,183
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	12,050,000	13,400,376	(m)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	26,340,000	31,292,052	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	3,610,000	4,288,075	(m)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	23,930,000	29,015,208	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	57

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - (continued)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	3,900,000		$4,409,866	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	28,860,000		31,439,347
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	3,160,000		3,222,243
Indonesia Treasury Bond	7.000%	5/15/27	1,675,317,000,000	IDR	120,145,315
Indonesia Treasury Bond	7.500%	6/15/35	279,479,000,000	IDR	19,665,124

Total Indonesia					306,515,477

Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	14,340,000		15,039,720
State of Israel	3.800%	5/13/60	5,000,000		5,371,875	(m)
State of Israel, Senior Notes	3.375%	1/15/50	8,320,000		8,424,000

Total Israel					28,835,595

Italy - 1.1%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	363,560,000	EUR	432,594,498	(m)

Kenya - 0.0%††
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	7,780,000		8,570,993	(m)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	6,600,000		6,977,553	(a)

Total Kenya					15,548,546

Kuwait - 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	29,270,000		32,359,156	(a)

Mexico - 1.8%
Mexican Bonos, Bonds	10.000%	12/5/24	324,780,000	MXN	18,169,216
Mexican Bonos, Bonds	8.000%	11/7/47	6,679,000,000	MXN	335,529,929
Mexican Bonos, Senior Notes	8.500%	5/31/29	2,067,380,000	MXN	113,638,649
Mexican Bonos, Senior Notes	7.750%	11/23/34	381,940,000	MXN	19,657,099
Mexican Bonos, Senior Notes	7.750%	11/13/42	2,811,886,200	MXN	139,079,643

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Mexico - (continued)
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	28,650,000	$28,543,565
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	28,480,000	29,276,158
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	9,190,000	10,235,960

Total Mexico				694,130,219

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	8,130,000	8,408,046	(a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	9,270,000	9,480,012	(a)

Total Nigeria				17,888,058

Panama - 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	33,170,000	31,611,342
Panama Government International Bond, Senior Notes	4.500%	4/1/56	8,130,000	8,920,398

Total Panama				40,531,740

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	32,540,000	32,652,589
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,330,000	3,155,507
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	14,280,000	18,952,345

Total Peru				54,760,441

Poland - 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	39,880,000	43,720,045

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Qatar - 0.3%
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	22,950,000		$26,109,526	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	58,690,000		72,049,018	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	13,490,000		15,689,882	(a)

Total Qatar					113,848,426

Russia - 1.1%
Russian Federal Bond - OFZ	7.000%	1/25/23	1,326,230,000	RUB	17,957,866
Russian Federal Bond - OFZ	7.000%	8/16/23	3,299,070,000	RUB	44,767,171
Russian Federal Bond - OFZ	7.750%	9/16/26	256,110,000	RUB	3,562,371
Russian Federal Bond - OFZ	8.150%	2/3/27	2,696,040,000	RUB	38,205,961
Russian Federal Bond - OFZ	7.050%	1/19/28	6,370,818,000	RUB	85,302,902
Russian Federal Bond - OFZ	6.900%	5/23/29	6,829,060,000	RUB	90,265,343
Russian Federal Bond - OFZ	7.650%	4/10/30	5,213,630,000	RUB	72,332,997
Russian Federal Bond - OFZ	7.250%	5/10/34	309,130,000	RUB	4,166,979
Russian Federal Bond - OFZ	7.700%	3/16/39	5,422,870,000	RUB	76,274,485

Total Russia					432,836,075

United Arab Emirates - 0.3%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	26,930,000		27,793,807	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	82,500,000		78,836,175	(a)
Abu Dhabi Government International Bond, Senior Notes	3.875%	4/16/50	5,400,000		5,881,626	(a)
Abu Dhabi Government International Bond, Senior Notes	2.700%	9/2/70	7,700,000		6,532,988	(a)

Total United Arab Emirates					119,044,596

Uruguay - 0.0%††
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1		2

TOTAL SOVEREIGN BONDS (Cost - $3,342,899,351)					3,178,238,259

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - 7.8%
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	3,910,034		3,799,258

See Notes to Schedule of Investments.

60	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (n) - (continued)
Alternative Loan Trust, 2006-18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	28.165%	7/25/36	5,948,632	$8,601,684	(c)
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. USD LIBOR + 28.400%)	27.965%	8/25/36	2,591,506	3,266,594	(c)
Alternative Loan Trust, 2006-43CB 1A10	6.000%	2/25/37	4,370,447	3,431,048
Alternative Loan Trust, 2006-43CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 6.630%)	6.521%	2/25/37	13,833,054	3,181,746	(c)
Alternative Loan Trust, 2006- OA9 2A1B (1 mo. USD LIBOR + 0.200%)	0.311%	7/20/46	355,407	283,612	(c)
BAMLL Commercial Mortgage Securities Trust, 2020-JGDN A (1 mo. USD LIBOR + 2.750%)	2.856%	11/15/30	21,200,000	21,723,386	(a)(c)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. USD LIBOR + 0.260%)	0.369%	4/29/37	23,853,604	23,327,803	(a)(c)
BANK, 2020-BN29 C	3.027%	11/15/53	2,500,000	2,460,731	(c)
BBCCRE Trust, 2015-GTP E	4.563%	8/10/33	33,260,000	31,661,465	(a)(c)
BBCMS Trust, 2018-CBM D (1 mo. USD LIBOR + 2.391%)	2.497%	7/15/37	16,390,000	16,215,881	(a)(c)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	12,082,433	11,679,859	(a)(c)
Bear Stearns Asset Backed Securities I Trust, 2004-AC6 A1, Step bond	5.750%	11/25/34	2,367,340	2,348,115
Bear Stearns Asset Backed Securities I Trust, 2006-AC4 A2 (-4.333 x 1 mo. USD LIBOR + 36.250%)	33.583%	7/25/36	2,226,453	3,035,401	(c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. USD LIBOR + 0.170%)	0.279%	3/25/37	11,564,565	10,932,154	(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	28,980,000	29,647,244	(c)
BHMS Mortgage Trust, 2018- MZB (1 mo. USD LIBOR + 6.637%)	6.743%	7/10/21	93,060,000	88,497,454	(a)(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (n) - (continued)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.026%	10/15/36	20,179,609	$20,216,919	(a)(c)
BX Commercial Mortgage Trust, 2020-FOX B (1 mo. USD LIBOR + 1.350%)	1.456%	11/15/32	5,130,000	5,149,186	(a)(c)
BX Commercial Mortgage Trust, 2020-VIV3 B	3.544%	3/9/44	15,530,000	16,343,578	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A A1 (1 mo. USD LIBOR + 0.200%)	0.309%	10/25/36	315,230	305,408	(a)(c)
CHT Mortgage Trust, 2017- CSMO A (1 mo. USD LIBOR + 0.930%)	1.036%	11/15/36	17,095,000	17,121,497	(a)(c)
CIM Trust, 2017-5 A3	4.000%	5/25/57	19,630,000	19,649,538	(a)(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	2,800,000	3,036,880
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	9,986,214	(c)
Citigroup Mortgage Loan Trust, 2006-AR9 1A4 (1 mo. USD LIBOR + 0.480%)	0.589%	11/25/36	237,295	239,632	(c)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	2.253%	8/25/35	60,438	54,766	(c)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	1.006%	11/15/37	112,444,286	112,774,557	(a)(c)
Commercial Mortgage Pass- Through Certificates, 2014- CR21 A3	3.528%	12/10/47	539,088	575,729
Commercial Mortgage Pass- Through Certificates, 2015-DC1 C	4.308%	2/10/48	3,070,000	3,006,645	(c)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	1,723,000	1,825,368
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,557,323	(c)
Commercial Mortgage Trust, 2013-CR12 C	5.067%	10/10/46	730,000	735,346	(c)
Commercial Mortgage Trust, 2014-CR19 B	4.703%	8/10/47	8,410,000	9,224,217	(c)

See Notes to Schedule of Investments.

62	Western Asset Core Plus Bond Fund 2021 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (n) - (continued)
Commercial Mortgage Trust, 2014-CR21 C	4.422%	12/10/47	11,948,000	$12,202,170	(c)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	7,160,000	7,496,544	(c)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	15,770,000	15,414,508	(a)
Commercial Mortgage Trust, 2020-CX B	2.446%	11/10/46	5,000,000	4,915,697	(a)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.331%	6/15/38	7,991	7,933	(c)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	4,546,078	883,076
CSMC Trust, 2014-USA A2	3.953%	9/15/37	12,520,000	13,164,039	(a)
CSMC Trust, 2014-USA E	4.373%	9/15/37	13,470,000	11,309,642	(a)
CSMC Trust, 2015-2R 7A1	2.892%	8/27/36	7,694,341	7,839,991	(a)(c)
CSMC Trust, 2015-4R 3A3 (1 mo. USD LIBOR + 0.310%)	0.738%	10/27/36	45,058,978	23,233,775	(a)(c)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	5.456%	7/15/32	23,400,000	16,564,846	(a)(c)
CSMC Trust, 2017-TIME A	3.646%	11/13/39	21,200,000	21,485,549	(a)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	74,284,531	75,503,481	(a)(c)
CSMC Trust, 2019-RIO A	4.024%	12/15/21	148,347,500	147,238,068	(a)
CSMC Trust, 2020-522F A (1 mo. USD LIBOR + 3.739%)	4.139%	9/16/25	47,520,000	47,765,398	(a)(c)
CSMC Trust, 2020-FACT D (1 mo. USD LIBOR + 3.710%)	3.816%	10/15/37	4,450,000	4,520,881	(a)(c)
CSMC Trust, 2020-FACT F (1 mo. USD LIBOR + 6.157%)	6.263%	10/15/37	7,990,000	8,193,890	(a)(c)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	27,949,140	28,312,283	(a)(c)
CSMC Trust, 2020-RPL6 A1	2.688%	3/25/59	37,187,105	37,715,753	(a)(c)
CSMC Trust, 2021-2R 1A1 (1 mo. USD LIBOR + 1.750%)	1.856%	7/25/47	46,510,000	46,858,127	(a)(c)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	19,024,236	18,998,129	(a)(c)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	19,028,876	19,362,856	(a)(c)
DBCG Mortgage Trust, 2017- BBG A (1 mo. USD LIBOR + 0.700%)	0.806%	6/15/34	20,260,000	20,269,514	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	15,503,008	1,686,596	(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	34,072,000	$5,430,259	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K016 X1, IO	1.482%	10/25/21	6,969,201	11,001	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.238%	6/25/29	6,300,000	594,822	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.836%	10/25/29	19,953,962	1,252,522	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.312%	7/25/26	20,829,570	1,220,061	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.638%	10/25/26	35,898,650	1,119,309	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K741 X1, IO	0.658%	12/25/27	43,181,378	1,497,832	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.334%	7/25/35	35,242,680	5,130,848	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.203%	6/25/27	11,001,840	593,114	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	5,340,425	6,298,959
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2019- RR01 X, IO	1.534%	6/25/28	22,500,000	2,170,913	(c)

See Notes to Schedule of Investments.

64	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	8,173,138	$9,271,536
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	6.184%	11/15/36	939,441	181,309	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	6.324%	2/15/37	5,273,024	1,094,297	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	5.924%	9/15/37	1,443,861	276,031	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO, Step bond	0.250%	1/15/38	588,990	4,140
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	6.124%	1/15/40	2,001,021	391,988	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	3,217,010	3,565,383
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3768 MB, PAC-1	4.000%	12/15/39	6,033,514	6,251,377
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.844%	10/15/41	4,554,755	732,651	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	6.384%	12/15/41	3,779,739	823,613	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.944%	8/15/39	2,414,968	460,437	(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.894%	8/15/42	1,132,552	$225,159	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	3,014,447	331,697
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	2,117,424	148,998
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4174 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.094%	5/15/39	1,019,229	39,464	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO,PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.144%	9/15/42	2,006,960	268,785	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	2,068,127	126,063
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	991,581	49,634
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	2.282%	4/15/41	3,879,840	228,094	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	19,213,959	20,198,615
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	13,916,654	14,625,199
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	10,359,460	10,748,772
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	11,317,876	1,656,942
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	27,323,618	4,391,425
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	11,113,624	1,850,333

See Notes to Schedule of Investments.

66	Western Asset Core Plus Bond Fund 2021 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	20,341,042	$2,636,445
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	7,265,857	1,022,180
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	31,931,237	5,433,007
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	8,440,479	1,246,885
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 B1 (30 Day Average SOFR + 4.800%)	4.817%	10/25/50	18,832,000	19,720,537	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	10,000,000	10,244,072	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	520,280	37,598
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	2.283%	2/15/38	837,115	49,502	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.994%	8/15/44	7,208,255	1,468,462	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.894%	12/15/46	17,421,764	3,595,207	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA1 M2 (1 mo. USD LIBOR + 1.800%)	1.909%	7/25/30	63,842,234	63,609,210	(a)(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA4 M2 (1mo. USD LIBOR + 3.750%)	3.859%	8/25/50	16,590,000	$16,797,093	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA5 M2 (30 Day Average SOFR + 2.800%)	2.817%	10/25/50	44,750,000	45,214,326	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA6 M2 (30 Day Average SOFR + 2.000%)	2.017%	12/25/50	38,540,000	38,585,562	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	1.817%	1/25/51	34,330,000	34,020,982	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.317%	8/25/33	38,980,000	39,230,002	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M1 (1 mo. USD LIBOR + 3.000%)	3.109%	7/25/24	41,859,982	41,426,363	(c)
Federal National Mortgage Association (FNMA) - CAS, 2015-C01 2M2 (1 mo. USD LIBOR + 4.550%)	4.659%	2/25/25	832,264	835,442	(c)
Federal National Mortgage Association (FNMA) - CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	5.109%	7/25/25	13,200,203	13,595,974	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.309%	1/25/30	18,019,325	18,267,181	(a)(c)

See Notes to Schedule of Investments.

68	Western Asset Core Plus Bond Fund 2021 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	2.509%	5/25/30	17,336,612	$17,455,104	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	3.859%	10/25/30	8,520,000	8,699,317	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M2 (1 mo. USD LIBOR + 2.150%)	2.259%	10/25/30	4,464,756	4,464,405	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	4.359%	1/25/31	19,860,000	20,356,280	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.438%	2/25/43	1,995,232	2,191,651	(c)
Federal National Mortgage Association (FNMA) ACES, 2015-M4, X2, IO	0.439%	7/25/22	21,594,978	64,042	(c)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	3,822,000	4,169,040	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.121%	4/25/28	2,452,124	2,631,379	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	5,140,000	5,826,676
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	9,980,000	11,032,008
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	12,263,939	13,658,094
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.831%	6/25/34	17,858,550	1,017,821	(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.591%	6/25/29	55,254,324	$2,199,791	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	6,866,950	7,272,297
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	7,496,116	7,577,740	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M27 A2	2.700%	11/25/40	2,500,000	2,617,050
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	22,029,241	23,115,791
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	3,711,513	3,718,626
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.468%	9/25/34	45,032,425	4,839,356	(c)
Federal National Mortgage Association (FNMA) REMIC, 2005-88 IP, IO	1.901%	10/25/35	1,742,174	99,996	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-28 IP, IO	2.090%	3/25/36	1,130,063	75,973
Federal National Mortgage Association (FNMA) REMIC, 2006-59 IP, IO	2.825%	7/25/36	2,740,404	231,854	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP1, IO	0.166%	12/25/36	2,981,124	258,193	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP2, IO	0.166%	12/25/36	3,411,535	226,751	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.371%	4/25/40	1,516,082	305,356	(c)

See Notes to Schedule of Investments.

70	Western Asset Core Plus Bond Fund 2021 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	10,090,322	$10,802,604
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	778,034	872,247
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	6.591%	10/25/26	605,928	65,551	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	623,122	683,693
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	6.391%	4/25/42	1,891,176	381,042	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	2,930,385	3,402,042
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	4,534,433	5,510,282
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.541%	2/25/41	405,622	23,087	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	297,093	281,142
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.541%	3/25/42	3,367,862	569,885	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	177,769	168,107
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.491%	7/25/42	381,950	70,564	(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	892,467	$49,767
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	1,030,093	54,096
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.041%	12/25/42	2,657,010	586,607	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.041%	12/25/42	2,052,312	441,777	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.041%	12/25/42	6,563,963	1,407,426	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	4,191,935	5,011,746
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	11,339,929	13,033,324
Federal National Mortgage Association (FNMA) REMIC, 2013-9 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.041%	3/25/42	3,663,699	634,178	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	3,731,098	404,145
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	2,113,299	68,629
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	3,575,854	425,648
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.041%	6/25/43	5,297,695	1,124,341	(c)

See Notes to Schedule of Investments.

72	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.841%	12/25/43	11,303,120	$2,179,426	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	2.179%	8/25/44	4,185,918	250,916	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	1.802%	8/25/55	9,069,314	395,528	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.041%	8/25/45	2,553,102	606,696	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.891%	11/25/45	14,769,932	3,158,424	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.991%	9/25/46	6,948,194	1,161,823	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.991%	10/25/57	28,077,307	6,076,963	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.091%	11/25/47	9,804,876	1,791,691	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	13,094,795	11,244,926
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	21,436,861	3,557,179
Federal National Mortgage Association (FNMA) REMIC, 2020-57 NI, IO	2.500%	8/25/50	15,261,789	2,410,920
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	9,657,174	1,573,500

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	63,382,097	$9,343,459
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	22,154,559	2,919,958
Federal National Mortgage Association (FNMA) REMIC, 2021-3 IB, IO	2.500%	2/25/51	30,599,363	5,467,008
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	48,875,430	7,492,481
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	7,572,464	1,224,325
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	837,322	169,197
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	371,490	72,870
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	201,737	31,988	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	168,697	28,055	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	248,263	39,090
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	1,055,383	218,757
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	2,446,631	128,232
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	130,814	7,792
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	3,040,565	292,153

See Notes to Schedule of Investments.

74	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	2,211,834	$308,310
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	974,734	183,452
Federal National Mortgage Association (FNMA) STRIPS, 20384 14, IO	5.500%	1/25/40	438,739	86,944
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. USD LIBOR + 0.330%)	0.439%	6/25/37	8,196,521	3,120,233	(c)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	11,383,164	11,469,499	(a)(c)
Freddie Mac Multifamily ML Certificates, 2020-ML07 XUS, IO	1.975%	10/25/36	34,224,680	6,370,582	(a)(c)
FREMF Mortgage Trust, 2012- K20 X2A, IO	0.200%	5/25/45	170,938,890	289,229	(a)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. USD LIBOR + 6.990%)	6.879%	4/20/36	500,900	98,001	(c)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. USD LIBOR + 6.580%)	6.469%	8/20/37	1,961,480	302,941	(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.369%	4/20/40	314,099	67,823	(c)
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	2,185,798	2,267,270
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.539%	1/20/40	122,281	9,594	(c)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	5,194,505	5,377,884

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	23,725,156	$27,382,313
Government National Mortgage Association (GNMA), 2010-118 IO, IO	0.000%	4/16/53	833,511	8	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	1.115%	5/20/60	412,711	418,969	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.470%	8/20/58	1,107,748	1,109,251	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	0.500%	12/20/60	272,181	272,832	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	0.520%	12/20/60	4,836,448	4,849,351	(c)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	132,207	7,629
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	0.570%	2/20/61	1,613,496	1,619,782	(c)
Government National Mortgage Association (GNMA), 2011-H8 FG (1 mo. USD LIBOR + 0.480%)	0.600%	3/20/61	4,447,507	4,467,137	(c)
Government National Mortgage Association (GNMA), 2011-H9 AF (1 mo. USD LIBOR + 0.500%)	0.620%	3/20/61	4,178,763	4,197,705	(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.939%	3/20/42	1,268,602	278,363	(c)
Government National Mortgage Association (GNMA), 2012-66 CI, IO	3.500%	2/20/38	1,270,330	21,750
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	889,960	48,298

See Notes to Schedule of Investments.

76	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.994%	8/16/42	2,327,703	$522,800	(c)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.727%	1/16/54	43,084,916	1,120,432	(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.155%	10/16/48	70,157,666	648,334	(c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.429%	11/16/47	25,099,772	462,235	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.755%	11/16/47	5,456,871	5,701,908	(c)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	1.562%	11/20/42	1,445,577	66,781	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.005%	6/16/48	726,237	773,162	(c)
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC (-1.000 x 1 mo. USD LIBOR + 5.600%)	5.489%	8/20/44	426,742	78,086	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	2,793,511	155,156
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	550,536	77,713
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	6.039%	2/20/46	19,464,105	4,170,714	(c)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	3,660,226	670,052

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.994%	10/16/46	5,902,654	$1,654,783	(c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.579%	8/16/58	28,190,332	1,261,250	(c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.653%	2/16/57	27,037,069	1,318,290	(c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.699%	7/16/58	20,142,524	959,940	(c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.643%	2/16/59	7,005,998	340,021	(c)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.628%	4/16/57	60,245,853	2,841,381	(c)
Government National Mortgage Association (GNMA), 2017-157 IO	0.581%	12/16/59	10,491,702	512,643	(c)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	2.310%	7/20/67	32,140,741	3,441,984	(c)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	1.691%	9/20/67	25,225,919	1,736,143	(c)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	2.066%	10/20/67	12,957,052	1,170,946	(c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.636%	11/20/67	3,791,436	346,035	(c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	5,770,657	6,140,342
Government National Mortgage Association (GNMA), 2018-H6 PF (1 mo. USD LIBOR + 0.300%)	0.420%	2/20/68	14,830,314	14,835,867	(c)

See Notes to Schedule of Investments.

78	Western Asset Core Plus Bond Fund 2021 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	0.420%	5/20/68	25,917,830	$25,927,983	(c)
Government National Mortgage Association (GNMA), 2018-H8 KF (1 mo. USD LIBOR + 0.300%)	0.420%	5/20/68	12,478,718	12,484,516	(c)
Government National Mortgage Association (GNMA), 2018-H13 FC (1 mo. USD LIBOR + 0.300%)	0.420%	7/20/68	8,334,850	8,338,891	(c)
Government National Mortgage Association (GNMA), 2018-H17 FG (12 mo. USD LIBOR + 0.250%)	0.683%	10/20/68	5,880,659	5,860,585	(c)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	8,807,312	9,147,315
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	4,597,795	4,726,716
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	23,009,076	3,587,028
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	7,260,864	1,146,591
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.875%	5/16/60	26,137,169	2,032,003	(c)
Government National Mortgage Association (GNMA), 2020-123 IL, IO	2.500%	8/20/50	8,627,647	1,266,029
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	25,627,949	3,778,974
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	12,303,305	1,861,927
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	11,291,663	1,654,952

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	7,671,487	$1,144,637
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	10,819,878	1,699,806
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	35,269,895	5,459,801
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	80,723,055	9,480,874
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.913%	11/16/60	7,958,938	668,027	(c)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.261%	5/20/70	27,637,370	29,098,765	(c)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.361%	4/20/70	6,826,340	7,052,528	(c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	0.611%	7/20/70	3,357,513	3,402,380	(c)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	0.561%	7/20/70	8,106,214	8,202,424	(c)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.561%	7/20/70	3,851,759	3,893,834	(c)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	0.511%	8/20/70	91,159	91,515	(c)
Government National Mortgage Association (GNMA), 2021-22 IO, IO	0.997%	5/16/63	33,520,031	3,021,667	(c)
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	499,043	100,330	(i)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	22,765,376	$1,807,011	(c)
Great Wolf Trust, 2019-WOLF B (1 mo. USD LIBOR + 1.334%)	1.440%	12/15/36	15,590,000	15,519,719	(a)(c)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. USD LIBOR + 0.640%)	0.749%	10/25/45	2,035,758	2,074,077	(c)
GreenPoint Mortgage Funding Trust, 2005-AR5 2A1 (1 mo. USD LIBOR + 0.560%)	0.669%	11/25/45	13,368,067	8,763,225	(c)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.460%)	0.569%	4/25/36	387,472	461,860	(c)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	1.406%	9/15/31	139,880,000	129,216,864	(a)(c)
GS Mortgage Securities Corp. Trust, 2013-GC16 B	5.161%	11/10/46	4,302,000	4,622,896	(c)
GS Mortgage Securities Trust, 2015-GC30 B	4.030%	5/10/50	16,340,000	17,386,905	(c)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	5,490,000	5,969,966
GSR Mortgage Loan Trust, 2005-AR7 1A1	2.788%	11/25/35	609,819	432,233	(c)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. USD LIBOR + 0.480%)	0.590%	6/19/35	2,701,916	2,699,434	(c)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	2.307%	6/19/45	2,021,027	1,190,561	(c)
HarborView Mortgage Loan Trust, 2006-2 1A	2.647%	2/25/36	504,110	229,030	(c)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	0.290%	11/19/46	148,790	128,066	(c)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	0.629%	11/25/35	2,342,280	2,209,359	(c)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.609%	5/25/37	5,703,242	5,761,573	(a)(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	3.079%	8/25/35	135,295	$101,560	(c)
Jefferies Resecuritization Trust, 2015-R1 A2 (1 mo. USD LIBOR + 0.140%)	0.243%	12/26/36	18,386,177	12,427,677	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.889%	1/15/47	1,602,000	1,715,382	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	6,431,504
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.267%	7/15/48	19,921,000	21,644,935	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.620%	8/15/48	10,543,000	11,575,004	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.702%	8/15/46	4,000,000	4,125,186	(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	620,000	684,089
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	5.990%	4/17/45	4,576,420	1,693,275	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.897%	2/12/49	3,411,523	1,675,285	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.336%	2/15/51	962,339	891,343	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.862%	5/15/28	11,407,035	10,514,679	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP3 C	3.457%	8/15/49	1,510,000	1,508,579	(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	17,560,584	17,844,133	(a)(c)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	14,193,906	14,485,466	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	19,360,137	19,753,783	(a)(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
JPMorgan Resecuritization Trust, 2015-1 4A1 (1 mo. USD LIBOR + 0.300%)	0.410%	9/27/36	3,442,345	$3,411,408	(a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A2	0.538%	9/27/36	13,157,789	9,002,704	(a)(c)
KKR Industrial Portfolio Trust, 2020-AIP E (1 mo. USD LIBOR + 2.626%)	2.732%	3/15/37	14,135,256	14,223,652	(a)(c)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step bond	3.250%	11/25/59	68,020,769	68,869,545	(a)
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond	1.892%	10/25/66	27,601,758	27,799,386	(a)
Lehman Mortgage Trust, 2006-7 3A4, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	7.041%	11/25/36	6,220,856	1,950,825	(c)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	3.421%	7/25/34	284,803	274,884	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	0.319%	4/25/46	110,483	101,747	(c)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,478,910	1,130,970	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	1,983,610	1,690,764	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	0.459%	5/25/35	2,081,522	1,154,919	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	2,012,970	1,122,263	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	317,868	177,216	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	291,801	287,552	(c)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	68,955	68,922
Morgan Stanley Mortgage Loan Trust, 2004-5AR 2A	2.741%	7/25/34	10,388	10,729	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.014%	7/25/35	847,163	826,741	(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Morgan Stanley Resecuritization Trust, 2015-R3 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	1.148%	4/26/47	5,196,110	$5,206,260	(a)(c)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	0.455%	4/16/36	43,152,207	39,990,027	(a)(c)
Motel 6 Trust, 2017-MTL6 F (1 mo. USD LIBOR + 4.250%)	4.356%	8/15/34	24,714,592	24,856,253	(a)(c)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.861%	10/8/21	52,640,000	52,640,000	(a)(c)(e)
Multifamily Trust, 2016-1 B	19.233%	4/25/46	2,254,077	2,587,777	(a)(c)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	41,461,597	44,346,744	(a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2 A5, Step bond	5.476%	5/25/35	58,892	39,564
Nomura Resecuritization Trust, 2015-5R 3A5 (1 mo. USD LIBOR + 0.260%)	0.638%	2/26/46	9,265,946	8,166,863	(a)(c)
NYMT Loan Trust, 2020-SP2 A1	2.944%	10/25/60	35,149,469	35,320,000	(a)(c)
PFP V Sub Loan Trust, 2020-A A	3.108%	10/15/23	17,963,707	18,089,920	(a)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 2.700%)	2.809%	10/27/22	5,632,624	5,646,629	(a)(c)
PMT Credit Risk Transfer Trust, 2021-1R A (1 mo. USD LIBOR + 2.900%)	3.015%	2/27/24	38,637,386	38,785,495	(a)(c)
Prime Mortgage Trust, 2006-1 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	7.041%	6/25/36	9,315,316	1,995,434	(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	25,833,263	23,250,529	(a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	422,324	262,461
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	211,544	166,837
RBSGC Mortgage Loan Trust, 2007-B 1A4 (1 mo. USD LIBOR + 0.450%)	0.559%	1/25/37	6,674,001	2,683,817	(c)

See Notes to Schedule of Investments.

84	Western Asset Core Plus Bond Fund 2021 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
RBSSP Resecuritization Trust, 2009-12 9A2	2.828%	3/25/36	6,635,299	$5,979,892	(a)(c)
Redwood Funding Trust, 2019-1 PT, Step bond	4.213%	9/27/24	36,570,358	36,957,602	(a)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	5.740%	7/25/36	10,998,754	1,219,918	(a)(c)
Residential Asset Securitization Trust, 2004-A21A3, PAC (1 mo. USD LIBOR + 0.400%)	0.509%	5/25/34	8,992	8,711	(c)
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%, 1.939% floor)	1.939%	6/15/33	26,891,722	26,928,612	(a)(c)
Shops at Crystals Trust, 2016-CSTL A	3.126%	7/5/36	6,160,000	6,244,759	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	2.813%	7/25/34	635	670	(c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.360%)	0.469%	7/25/46	113,457	100,725	(c)
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. USD LIBOR + 0.740%)	0.850%	10/19/33	60,171	58,621	(c)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. USD LIBOR + 0.350%)	0.459%	4/25/36	17,013,242	3,510,504	(c)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	5,872,201
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000	6,550,524
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	64,690,000	62,995,264	(a)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.643%	2/15/51	6,777,283	5,173,151	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9 1A7	2.767%	9/25/33	5,820	5,888	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C3 (1 mo. USD LIBOR + 0.480%)	1.069%	11/25/45	20,174,377	12,972,857	(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	6,591,306	$6,726,841	(a)(c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	5.351%	3/25/37	9,993,108	1,357,220	(c)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1 (1 mo. USD LIBOR + 0.430%)	0.539%	6/25/37	3,231,619	2,568,012	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.274%	7/15/46	450,000	447,244	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	6,075,557
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.205%	11/15/50	31,394,668	1,906,513	(c)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000	8,506,455
WFRBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.302%	6/15/45	167,837	1,389	(a)(c)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000	291,774	(c)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.014%	3/15/47	42,566,384	904,514	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,052,625,730)				3,034,967,634

SENIOR LOANS - 6.0%
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
Delta TopCo Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	12/1/27	28,020,000	28,020,000	(c)(o)(p)
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.859%	3/1/27	48,377,251	47,824,347	(c)(o)(p)
Virgin Media Bristol LLC, Term Loan B	—	1/31/29	4,840,000	4,838,272	(q)

See Notes to Schedule of Investments.

86	Western Asset Core Plus Bond Fund 2021 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.606%	1/31/28	42,810,528	$42,491,889	(c)(o)(p)(q)
Zayo Group Holdings Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.109%	3/9/27	23,100,000	22,944,283	(c)(o)(p)(q)

Total Diversified Telecommunication Services				146,118,791

Entertainment - 0.0%††
Go Daddy Operating Co. LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.859%	2/15/24	9,066,230	9,008,533	(c)(o)(p)

Interactive Media & Services - 0.1%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	22,920,000	22,768,155	(c)(o)(p)(q)

Media - 0.5%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.860%	4/30/25	44,045,631	44,000,573	(c)(o)(p)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.860%	2/1/27	13,920,133	13,865,316	(c)(o)(p)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.608%	11/18/24	3,527,911	3,460,107	(c)(o)(p)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.109%	5/1/26	31,662,258	31,342,817	(c)(o)(p)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	2.615%	9/18/26	48,599,196	48,304,151	(c)(o)(p)(q)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	3.794%	1/31/26	9,694,697	9,626,834	(c)(o)(p)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	3.609%	12/17/26	25,609,246	25,415,179	(c)(o)(p)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Univision Communications Inc., 2020 First Lien New Replacement Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	3/15/26	23,987,764	$24,001,269	(c)(o)(p)(q)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.606%	4/30/28	7,475,074	7,409,151	(c)(o)(p)

Total Media				207,425,397

Wireless Telecommunication Services - 0.0%††
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	2.606%	4/15/27	5,672,700	5,617,493	(c)(o)(p)

TOTAL COMMUNICATION SERVICES				390,938,369

CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.1%
Clarios Global LP, First Lien Term Loan (1 mo. USD LIBOR + 3.250%)	3.359%	4/30/26	16,494,019	16,370,314	(c)(o)(p)

Commercial Services & Supplies - 0.0%††
Atlantic Aviation FBO Inc., Term Loan (1 mo. USD LIBOR + 3.750%)	3.860%	12/6/25	3,665,625	3,670,207	(c)(o)(p)

Diversified Consumer Services - 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	45,641,055	45,478,070	(c)(o)(p)(q)
ServiceMaster Co. LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.875%	11/5/26	5,124,484	5,128,328	(c)(o)(p)

Total Diversified Consumer Services				50,606,398

Hotels, Restaurants & Leisure - 0.8%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.859%	11/19/26	46,607,862	45,854,633	(c)(o)(p)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.859%	7/31/24	14,689,399	14,529,652	(c)(o)(p)
Aramark Services Inc., Term Loan B3 (1 mo. USD LIBOR + 1.750%)	1.859%	3/11/25	10,448,057	10,354,767	(c)(o)(p)

See Notes to Schedule of Investments.

88	Western Asset Core Plus Bond Fund 2021 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.859%	1/15/27	10,701,900	$10,561,438	(c)(o)(p)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	2.331%	9/15/23	1,975,326	1,973,755	(c)(o)(p)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.859%	12/23/24	32,240,997	31,777,532	(c)(o)(p)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 4.500%)	4.609%	7/21/25	19,233,350	19,294,647	(c)(o)(p)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.109%	11/30/23	11,615,460	11,598,223	(c)(o)(p)
Golden Nugget Inc., First Initial Term Loan (the greater of 2 mo. USD LIBOR or 0.750% + 2.500%)	3.250%	10/4/23	11,935,984	11,774,848	(c)(o)(p)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.859%	6/22/26	32,511,278	32,255,252	(c)(o)(p)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	2.609%	5/29/26	12,329,673	12,261,280	(c)(o)(p)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.859%	8/14/24	51,733,960	50,802,748	(c)(o)(p)
Station Casinos LLC, Term Loan Facility B1 (the greater of 1 mo. USD LIBOR or 0.250% + 2.250%)	2.500%	2/8/27	27,081,690	26,704,469	(c)(o)(p)
Wynn Resorts Finance LLC, Term Loan Facility A (1 mo. USD LIBOR + 1.750%)	1.860%	9/20/24	35,661,525	34,769,987	(c)(o)(p)

Total Hotels, Restaurants & Leisure				314,513,231

Specialty Retail - 0.2%
Academy Ltd., New Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	11/5/27	6,673,275	6,686,622	(c)(o)(p)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
BJ’s Wholesale Club Inc., Term Loan B (1 mo. USD LIBOR + 2.000%)	2.106%	2/3/24	1,231,406	$1,232,316	(c)(o)(p)
Great American Outdoors Group LLC, Term Loan B1 (the greater of 6 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	3/5/28	11,172,000	11,194,109	(c)(o)(p)
Harbor Freight Tools USA Inc., 2020 Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	10/19/27	20,002,650	20,013,911	(c)(o)(p)
Michaels Stores Inc., 2020 Refinancing Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	10/1/27	14,258,789	14,258,789	(c)(o)(p)
Petco Animal Supplies Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/4/28	22,780,000	22,710,840	(c)(o)(p)(q)
Whatabrands LLC, 2020 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	2.856%	7/31/26	317,469	316,105	(c)(o)(p)

Total Specialty Retail				76,412,692

TOTAL CONSUMER DISCRETIONARY				461,572,842

CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan	—	3/31/28	28,750,000	28,685,830	(q)

Food & Staples Retailing - 0.1%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.359%	1/29/27	14,192,750	14,014,234	(c)(o)(p)
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	2.109%	9/13/26	6,747,498	6,628,014	(c)(o)(p)
US Foods Inc., Repriced Term Loan (1 mo. USD LIBOR + 1.750%)	1.859%	6/27/23	18,535,261	18,317,823	(c)(o)(p)

Total Food & Staples Retailing				38,960,071

See Notes to Schedule of Investments.

90	Western Asset Core Plus Bond Fund 2021 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 0.0%††
Energizer Holdings Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/22/27	7,180,000	$7,174,392	(c)(o)(p)

TOTAL CONSUMER STAPLES				74,820,293

FINANCIALS - 0.7%
Capital Markets - 0.1%
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.109%	7/21/25	11,631,755	11,569,968	(c)(o)(p)
Finco I LLC, 2020 Term Loan (1 mo. USD LIBOR + 2.500%)	2.609%	6/27/25	2,458,514	2,448,680	(c)(o)(p)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	2.703%	2/1/27	10,881,744	10,758,649	(c)(o)(p)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.109%	7/3/24	13,633,476	13,492,274	(c)(o)(p)

Total Capital Markets				38,269,571

Diversified Financial Services - 0.4%
Alpha Topco Ltd. - Delta 2 (Lux) SARL, USD 2018 Incremental New Facility Loan B3 (the greater of 1 mo. USD LIBOR or 1.000% + 2.500%)	3.500%	2/1/24	970,000	961,714	(c)(o)(p)
Citadel Securities LP, 2021 Term Loan (3 mo. USD LIBOR + 2.500%)	2.609%	2/2/28	30,406,224	30,125,909	(c)(o)(p)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	28,593,925	28,665,410	(c)(o)(p)
Hudson River Trading LLC, Term Loan (3 mo. USD LIBOR + 3.000%)	3.140%	3/17/28	15,920,000	15,800,600	(c)(f)(o)(p)
Jane Street Group LLC, Term Loan (1 mo. USD LIBOR + 2.750%)	2.859%	1/31/28	15,987,679	15,851,784	(c)(o)(p)
TKC Holdings Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	2/1/23	4,624,182	4,525,918	(c)(o)(p)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	91

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	Value
Diversified Financial Services - (continued)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.863%	11/16/26	21,200,935	$21,080,217	(c)(o)(p)(q)
UFC Holdings LLC, Term Loan B3 (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	4/29/26	32,428,088	32,357,135	(c)(o)(p)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.110%	3/1/26	15,556,306	15,523,249	(c)(o)(p)

Total Diversified Financial Services				164,891,936

Insurance - 0.2%
AmWINS Group Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	2/19/28	14,912,625	14,831,411	(c)(o)(p)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.109%	11/3/24	18,108,522	18,060,426	(c)(o)(p)
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	3.359%	12/23/26	29,438,304	29,284,989	(c)(o)(p)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	3.359%	7/31/27	13,260,000	13,178,504	(c)(o)(p)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.109%	11/3/23	7,023,664	7,011,043	(c)(o)(p)

Total Insurance				82,366,373

TOTAL FINANCIALS				285,527,880

HEALTH CARE - 1.3%
Health Care Equipment & Supplies - 0.0%††
Greatbatch Ltd., Term Loan B (the greater of 1 mo. USD LIBOR or 1.000% + 2.500%)	3.500%	10/27/22	3,186,541	3,195,501	(c)(o)(p)

Health Care Providers & Services - 0.6%
Bioscrip Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.859%	8/6/26	17,429,375	17,396,695	(c)(o)(p)
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.859%	2/18/27	11,728,666	11,622,897	(c)(o)(p)
Global Medical Response Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	10/2/25	15,701,762	15,684,584	(c)(o)(p)

See Notes to Schedule of Investments.

92	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.081%	11/15/27	48,131,279	$47,655,453	(c)(o)(p)
HCA Inc., Term Loan B12 (1 mo. USD LIBOR + 1.750%)	1.859%	3/13/25	6,181,347	6,188,110	(c)(o)(p)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.859%	11/17/25	36,947,287	36,908,788	(c)(o)(p)
MPH Acquisition Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 2.750%)	3.750%	6/7/23	32,064,756	31,931,751	(c)(o)(p)
Phoenix Guarantor Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	3/5/26	1,835,400	1,826,796	(c)(o)(p)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.361%	3/5/26	23,924,214	23,772,199	(c)(o)(p)
Phoenix Guarantor Inc., Term Loan B3	—	3/5/26	15,490,000	15,417,383	(q)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/13/26	43,449,289	43,394,977	(c)(o)(p)

Total Health Care Providers & Services				251,799,633

Health Care Technology - 0.2%
athenahealth Inc., Term Loan B1 (3 mo. USD LIBOR + 4.250%)	4.453%	2/11/26	48,330,871	48,512,112	(c)(o)(p)
Change Healthcare Holdings LLC, Closing Date Term Loan	3.500%	3/1/24	44,624,767	44,619,189	(c)(o)(p)

Total Health Care Technology				93,131,301

Life Sciences Tools & Services - 0.2%
Parexel International Corp., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.859%	9/27/24	22,500,000	22,255,673	(c)(o)(p)(q)
PPD Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	1/13/28	48,250,000	48,102,982	(c)(o)(p)

Total Life Sciences Tools & Services				70,358,655

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	93

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - 0.3%
Bausch Health Cos. Inc., First Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	2.859%	11/27/25	20,591,800	$20,508,650	(c)(o)(p)
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.109%	6/2/25	14,352,924	14,321,176	(c)(o)(p)
Endo Luxembourg Finance Co. I Sarl, 2021 Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	3/25/28	4,679,159	4,644,065	(c)(o)(p)
Gainwell Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/1/27	39,606,350	39,507,334	(c)(o)(p)(q)
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (the greater of 3 mo. USD LIBOR or 0.500% + 2.000%)	2.500%	2/26/28	24,080,000	24,039,859	(c)(o)(p)

Total Pharmaceuticals				103,021,084

TOTAL HEALTH CARE				521,506,174

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%††
Avolon TLB Borrower 1 US LLC, Term Loan B5 (the greater of 1 mo. USD LIBOR or 0.750% + 2.500%)	3.250%	12/1/27	9,486,225	9,498,737	(c)(o)(p)
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.359%	12/9/25	2,214,394	2,171,114	(c)(o)(p)

Total Aerospace & Defense				11,669,851

Air Freight & Logistics - 0.1%
XPO Logistics Inc., Refinancing Term Loan (1 week USD LIBOR + 1.750%)	1.859%	2/24/25	19,030,000	18,930,892	(c)(o)(p)

Airlines - 0.0%††
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	14,290,000	15,029,507	(c)(o)(p)

See Notes to Schedule of Investments.

94	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 0.3%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	4.359%	7/10/26	44,540,786	$44,476,736	(c)(o)(p)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.609%	10/1/26	31,478,716	31,424,604	(c)(o)(p)(q)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.370%	10/30/26	8,209,555	8,223,240	(c)(o)(p)
GFL Environmental Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.000%)	3.500%	5/30/25	5,223,473	5,232,724	(c)(o)(p)
Verscend Holding Corp., New Term Loan B	—	8/27/25	13,280,000	13,280,000	(f)(q)
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.500%)	4.609%	8/27/25	12,316,234	12,364,625	(c)(o)(p)

Total Commercial Services & Supplies				115,001,929

Electrical Equipment - 0.0%††
Brookfield WEC Holdings Inc., Refinancing Term Loan 2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	8/1/25	8,835,228	8,771,332	(c)(o)(p)

Road & Rail - 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.203%	12/30/26	48,794,545	48,699,688	(c)(o)(p)

Trading Companies & Distributors - 0.1%
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.625%	8/15/25	12,291,480	12,268,433	(c)(o)(p)
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	1.953%	10/6/23	5,500,000	5,496,134	(c)(o)(p)

Total Trading Companies & Distributors				17,764,567

TOTAL INDUSTRIALS				235,867,766

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	95

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%††
Commscope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.359%	4/6/26	1,970,000	$1,960,971	(c)(o)(p)

IT Services - 0.1%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	3.859%	9/30/24	35,100,541	35,154,175	(c)(o)(p)

Software - 0.3%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.109%	10/16/26	48,884,521	48,841,746	(c)(o)(p)
MA Financeco LLC, Term Loan B3 (1 mo. USD LIBOR + 2.750%)	2.859%	6/21/24	341,641	337,798	(c)(o)(p)
Peraton Corp., Delayed Draw Term Loan	—	2/24/28	26,233,699	26,255,552	(q)
Peraton Corp., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/1/28	14,906,301	14,918,718	(c)(o)(p)
RealPage Inc., Term Loan	—	2/18/28	36,810,000	36,679,619	(q)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.859%	6/21/24	2,307,189	2,281,233	(c)(o)(p)

Total Software				129,314,666

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC, Refinancing Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.250% + 1.750%)	2.000%	9/19/25	11,816,019	11,820,238	(c)(o)(p)(q)
Western Digital Corp., New Term Loan B4 (3 mo. USD LIBOR + 1.750%)	1.865%	4/29/23	2,750,870	2,753,816	(c)(o)(p)

Total Technology Hardware, Storage & Peripherals				14,574,054

TOTAL INFORMATION TECHNOLOGY				181,003,866

MATERIALS - 0.3%
Chemicals - 0.1%
Ineos US Petrochem LLC, 2026 Term Loan B (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	19,645,000	19,600,799	(c)(o)(p)

See Notes to Schedule of Investments.

96	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 0.2%
Berry Global Inc., Term Loan Z (3 mo. USD LIBOR + 1.750%)	1.898%	7/1/26	26,888,227	$26,676,052	(c)(o)(p)(q)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.859%	2/4/27	40,720,287	40,577,766	(c)(o)(p)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	2.859%	2/6/23	9,025,597	9,010,786	(c)(o)(p)(q)

Total Containers & Packaging				76,264,604

Paper & Forest Products - 0.0%††
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.859%	9/7/27	14,589,493	14,569,958	(c)(o)(p)(q)

TOTAL MATERIALS				110,435,361

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.861%	12/20/24	37,278,182	36,897,646	(c)(o)(p)

Real Estate Management & Development - 0.1%
CityCenter Holdings LLC, Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	4/18/24	26,013,074	25,722,222	(c)(o)(p)
Realogy Group LLC, Extended 2025 Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	2/7/25	1,961,638	1,942,022	(c)(o)(p)

Total Real Estate Management & Development				27,664,244

TOTAL REAL ESTATE				64,561,890

TOTAL SENIOR LOANS (Cost - $2,331,883,421)				2,326,234,441

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 3.2%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	1.364%	7/1/39	17,425,000	17,402,661	(c)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/7/49	23,909,850	24,659,821	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	34,800,000	37,409,781	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	97

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	26,770,000	$27,904,165	(a)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	0.500%	9/25/34	1,166,948	1,125,364	(c)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	2.701%	12/27/39	3,707,590	3,790,204	(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	1.609%	10/25/37	47,370,000	48,308,883	(a)(c)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. USD LIBOR + 1.750%)	1.859%	10/25/37	108,930,000	103,596,646	(a)(c)
Conseco Finance Corp., 1993-2 B	3.500%	12/16/21	4	3	(c)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	10,512,544	10,037,906	(c)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	0.449%	12/25/36	47,348	37,548	(a)(c)
Countrywide Home Equity Loan Trust, 2006-E 2A (1 mo. USD LIBOR + 0.140%)	0.246%	7/15/36	27,297	26,064	(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	0.256%	11/15/36	372,048	329,995	(c)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	0.246%	1/15/37	3,403,531	3,293,082	(c)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.105%	8/9/24	57,344,625	56,675,201	(a)(c)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A	3.114%	8/9/24	62,047,236	60,961,410	(a)(e)(f)
Dividend Solar Loans LLC, 2018-2 B	4.250%	12/20/38	483,919	510,611	(a)

See Notes to Schedule of Investments.

98	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	1.259%	11/25/69	17,235,007	$17,437,566	(a)(c)
EFS Volunteer No 2 LLC, 2012-1 A2 (1 mo. USD LIBOR + 1.350%)	1.459%	3/25/36	9,059,146	9,287,414	(a)(c)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	6,778,951	7,268,860
First Franklin Mortgage Loan Trust, 2006-FF14 A5 (1 mo. USD LIBOR + 0.1600%)	0.269%	10/25/36	15,894,554	15,667,122	(c)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	48,520,000	55,062,708
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. USD LIBOR + 0.500%)	0.609%	10/25/34	1,805,555	1,742,290	(a)(c)
Green Tree Home Improvement Loan Trust, 1996-A B2	7.400%	2/15/26	747	82
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	0.509%	10/25/46	5,567,300	5,239,978	(a)(c)
Hertz Vehicle Financing II LP, 2016-2A B	3.940%	3/25/22	14,429,000	14,438,269	(a)
Hertz Vehicle Financing II LP, 2016-2A D	5.970%	3/25/22	10,226,000	10,074,121	(a)
Hertz Vehicle Financing II LP, 2016-4A B	3.290%	7/25/22	4,890,000	4,913,801	(a)
Hertz Vehicle Financing II LP, 2017-1A D	6.490%	10/25/21	24,750,000	24,805,440	(a)
Hertz Vehicle Financing II LP, 2019-3A B	3.030%	12/26/25	3,000,000	3,006,460	(a)
Hertz Vehicle Financing LLC, 2018-3A B	4.370%	7/25/24	7,173,000	7,202,588	(a)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	41,500,000	41,448,125	(a)
HSI Asset Securitization Corp. Trust, 2007-OPT1 1A (1 mo. USD LIBOR + 0.140%)	0.249%	12/25/36	76,854,481	70,685,449	(c)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	10,017,665	10,637,486	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	99

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	28,123,478	$28,299,668	(a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	21,131,750	21,195,914	(a)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. USD LIBOR + 0.160%)	0.269%	10/25/36	3,459,591	1,544,930	(c)
Morgan Stanley ABS Capital I Inc. Trust, 2003-HE3 M1 (1 mo. USD LIBOR + 1.020%)	1.129%	10/25/33	201,909	201,844	(c)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	7.728%	2/26/29	18,137,842	18,149,759	(a)(c)
National Collegiate Student Loan Trust, 2005-2 A51 (1 mo. USD LIBOR + 0.370%)	0.479%	6/25/33	21,315,257	20,801,111	(c)
National Collegiate Student Loan Trust, 2006-1 A5 (1 mo. USD LIBOR + 0.350%)	0.459%	3/25/33	10,930,783	10,645,540	(c)
National Collegiate Student Loan Trust, 2006-4 A4 (1 mo. USD LIBOR + 0.310%)	0.419%	5/25/32	4,434,070	4,305,071	(c)
Navient Private Education Refi Loan Trust, 2018-DA A2A	4.000%	12/15/59	24,254,580	25,928,243	(a)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	5,116,123	5,138,306	(a)
Navient Student Loan Trust, 2019-BA B	4.040%	12/15/59	900,000	937,459	(a)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	0.709%	9/25/47	18,396,350	18,352,788	(a)(c)
Oak Street Investment Grade Net Lease Fund Series, 2020-1A A1	1.850%	11/20/50	21,414,788	21,533,518	(a)
Option One Mortgage Loan Trust, 2007-FXD2 1A1, Step bond	5.820%	3/25/37	28,804,213	28,814,836
Origen Manufactured Housing Contract Trust, 2006-A A2	2.090%	10/15/37	7,675,452	7,475,399	(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.758%	4/15/37	10,324,554	9,929,010	(c)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Ownit Mortgage Loan Asset- Backed Certificates, 2004-1 M2 (1 mo. USD LIBOR + 1.800%)	1.909%	7/25/35	2,310,710	$2,339,749	(c)
RAMP Series Trust, 2006-RZ4 M1 (1 mo. USD LIBOR + 0.350%)	0.459%	10/25/36	17,250,000	16,353,105	(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 0.750%)	1.234%	8/25/33	982,953	976,101	(c)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. USD LIBOR + 1.240%)	1.349%	3/25/34	4,917,101	4,934,025	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5, Step bond	6.166%	5/25/36	13,674,571	10,165,930
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	1.609%	10/25/32	1,284,374	1,261,884	(a)(c)
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	6,940,479	7,448,251
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	13,998,556	14,927,568
Securitized Asset Backed Receivables LLC Trust, 2006- WM3 A1 (1 mo. USD LIBOR + 0.050%)	0.159%	10/25/36	27,331,244	12,572,722	(c)
Securitized Asset Backed Receivables LLC Trust, 2006- WM3 A2 (1 mo. USD LIBOR + 0.160%)	0.269%	10/25/36	74,497,000	35,028,720	(c)
Securitized Asset Backed Receivables LLC Trust, 2006- WM3 A3 (1 mo. USD LIBOR + 0.220%)	0.329%	10/25/36	37,763,521	17,947,551	(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	23,043,102	(a)
SMB Private Education Loan Trust, 2021-A D1	3.860%	1/15/53	2,170,000	2,138,279	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	10,985,000	11,078,889	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	20,000,000	19,991,060	(a)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
SoFi Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	4,200	$2,641,572	(a)
Sonic Capital LLC, 2018-1A A2	4.026%	2/20/48	4,883,333	5,021,663	(a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	23,375,701	23,597,564	(a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	0.329%	2/25/36	1,090,333	41,140	(a)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-BC2 A4 (1 mo. USD LIBOR + 0.150%)	0.259%	3/25/37	25,717,927	23,467,928	(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.788%	5/25/31	4,818,239	4,560,209	(a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	2,527,515	2,675,972	(a)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	1.109%	5/25/58	31,214,535	31,510,951	(a)(c)
Trinity Rail Leasing 2020 LLC, 2020-2A A2	2.560%	11/19/50	28,400,000	29,224,424	(a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	5,039,528	5,292,030
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	9,607,897	10,012,492
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	3,930,000	4,000,223	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,257,718,114)				1,240,493,604

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 1.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF			3,204,287	416,717,524
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF			1,000,000	30,680,000

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $459,192,624)				447,397,524

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.0%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	75,846,368		$108,917,291
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	50,180,525		72,684,368
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	77,272,470		89,463,379
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	69,431,045		90,861,473	(l)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	12,419,191		14,395,994

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $339,553,420)					376,322,505

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.2%
Japan - 0.2%
Japanese Government CPI Linked Bond (Cost - $92,894,929)	0.100%	3/10/26	9,416,083,525	JPY	86,018,230

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%††
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%††
Australian Dollar Futures, Call @ $77.00	4/9/21	141	141,000		15,510
Euro Futures, Call @ $1.18	5/7/21	559	69,875,000		419,250
Euro Futures, Put @ $1.21	4/9/21	709	88,625,000		3,172,775
U.S. Treasury 10-Year Notes Futures, Call @ $131.25	4/23/21	201	201,000		109,922
U.S. Treasury 10-Year Notes Futures, Put @ $131.00	4/23/21	201	201,000		147,609
U.S. Treasury 10-Year Notes Futures, Put @ $132.50	4/23/21	202	202,000		350,344
U.S. Treasury Long-Term Bonds Futures, Call @ $154.00	4/23/21	40	40,000		78,125
U.S. Treasury Long-Term Bonds Futures, Call @ $155.00	4/23/21	1,007	1,007,000		1,400,359
U.S. Treasury Long-Term Bonds Futures, Call @ $156.00	4/23/21	802	802,000		764,406

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $4,314,655)					6,458,300

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/Colombian Peso, Put @ 3,500.00COP (Cost - $2,256,649)	Goldman Sachs Group Inc.	6/11/21	135,820,000	135,820,000	$1,031,554

TOTAL PURCHASED OPTIONS (Cost - $6,571,304)					7,489,854

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $39,031,143,150)					39,105,028,777

		RATE		SHARES
SHORT-TERM INVESTMENTS - 2.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $981,068,393)		0.010%		981,068,393	981,068,393	(r)

TOTAL INVESTMENTS - 103.5% (Cost - $40,012,211,543)					40,086,097,170
Liabilities in Excess of Other Assets - (3.5)%					(1,365,800,120)

TOTAL NET ASSETS - 100.0%					$38,720,297,050

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on this security is currently in default as of March 31, 2021.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of March 31, 2021.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2021, the Fund held TBA securities with a total cost of $1,693,056,985.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(l)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(m)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(n)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(p)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(q)	All or a portion of this loan is unfunded as of March 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(r)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2021, the total market value of investments in Affiliated Companies was $981,068,393 and the cost was $981,068,393 (Note 2).

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARS	— Argentine Peso
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CMT	— Constant Maturity Treasury
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CPI	— Consumer Price Index
ETF	— Exchange-Traded Fund
EUR	— Euro
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JPY	— Japanese Yen
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Australian Dollar Futures, Call	5/7/21	$77.50		279	279,000	$(100,440)
Canadian Dollar Futures, Call	4/9/21	79.50		142	142,000	(51,120)
Canadian Dollar Futures, Call	4/9/21	80.00		142	142,000	(19,880)
Euro Futures, Put	5/7/21	1.17		279	34,875,000	(233,662)
Euro-Bund Futures, Call	4/23/21	172.00	EUR	274	27,400,000	(144,594)
Eurodollar 2-Year Midcurve Futures, Call	12/10/21	99.13		1,517	3,792,500	(407,694)
Eurodollar 2-Year Midcurve Futures, Put	12/10/21	98.75		1,010	2,525,000	(612,312)
U.S. Treasury 5-Year Notes Futures, Call	4/2/21	123.75		410	410,000	(16,016)
U.S. Treasury 5-Year Notes Futures, Call	4/23/21	124.00		5,114	5,114,000	(599,299)
U.S. Treasury 5-Year Notes Futures, Call	4/23/21	124.50		1,646	1,646,000	(51,438)

See Notes to Schedule of Investments.

106	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SCHEDULE OF WRITTEN OPTIONS (cont’d)

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 5-Year Notes Futures, Call	5/21/21	$124.00	655	655,000	$(163,750)
U.S. Treasury 5-Year Notes Futures, Put	4/23/21	123.50	3,061	3,061,000	(1,267,447)
U.S. Treasury 5-Year Notes Futures, Put	4/23/21	123.75	1,022	1,022,000	(558,906)
U.S. Treasury 10-Year Notes Futures, Call	4/2/21	131.25	245	245,000	(42,109)
U.S. Treasury 10-Year Notes Futures, Call	4/2/21	131.75	1,194	1,194,000	(74,625)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	132.00	659	659,000	(175,047)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	132.25	452	452,000	(98,875)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	132.50	1,457	1,457,000	(250,422)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	133.00	3,779	3,779,000	(413,328)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	134.00	5,828	5,828,000	(273,187)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	135.00	233	233,000	(7,281)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	135.50	457	457,000	(7,141)
U.S. Treasury 10-Year Notes Futures, Call	4/23/21	136.50	1,016	1,016,000	(15,875)
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	131.50	603	603,000	(461,672)
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	132.00	2,501	2,501,000	(1,367,734)
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	134.00	5,940	5,940,000	(835,312)
U.S. Treasury 10-Year Notes Futures, Put	4/23/21	131.50	601	601,000	(601,000)
U.S. Treasury Long-Term Bonds Futures, Call	4/2/21	155.50	201	201,000	(62,813)
U.S. Treasury Long-Term Bonds Futures, Call	4/2/21	156.00	100	100,000	(18,750)
U.S. Treasury Long-Term Bonds Futures, Call	4/2/21	157.00	83	83,000	(5,188)
U.S. Treasury Long-Term Bonds Futures, Call	4/2/21	157.50	240	240,000	(11,250)
U.S. Treasury Long-Term Bonds Futures, Call	4/23/21	157.00	3,983	3,983,000	(2,489,375)
U.S. Treasury Long-Term Bonds Futures, Call	4/23/21	158.00	200	200,000	(78,125)
U.S. Treasury Long-Term Bonds Futures, Call	4/23/21	159.00	3,024	3,024,000	(756,000)
U.S. Treasury Long-Term Bonds Futures, Call	4/23/21	160.00	600	600,000	(93,750)
U.S. Treasury Long-Term Bonds Futures, Call	4/23/21	161.00	420	420,000	(45,938)
U.S. Treasury Long-Term Bonds Futures, Call	4/23/21	162.00	607	607,000	(47,422)
U.S. Treasury Long-Term Bonds Futures, Call	4/23/21	163.00	101	101,000	(6,313)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

SCHEDULE OF WRITTEN OPTIONS (cont’d)

SECURITY		EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury Long-Term Bonds Futures, Call		4/23/21	$164.00		2,565	2,565,000	$(120,234)
U.S. Treasury Long-Term Bonds Futures, Call		4/23/21	165.00		918	918,000	(28,688)
U.S. Treasury Long-Term Bonds Futures, Call		4/23/21	166.00		305	305,000	(9,531)
U.S. Treasury Long-Term Bonds Futures, Call		5/21/21	157.00		2,210	2,210,000	(2,658,906)
U.S. Treasury Long-Term Bonds Futures, Call		5/21/21	158.00		2,013	2,013,000	(1,792,828)
U.S. Treasury Long-Term Bonds Futures, Call		5/21/21	159.00		2,817	2,817,000	(1,848,656)
U.S. Treasury Long-Term Bonds Futures, Call		5/21/21	160.00		1,104	1,104,000	(517,500)
U.S. Treasury Long-Term Bonds Futures, Call		5/21/21	163.00		405	405,000	(69,609)
U.S. Treasury Long-Term Bonds Futures, Call		5/21/21	165.00		585	585,000	(63,984)
U.S. Treasury Long-Term Bonds Futures, Call		5/21/21	166.00		405	405,000	(37,969)
U.S. Treasury Long-Term Bonds Futures, Put		4/23/21	154.00		300	300,000	(407,812)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $39,125,229)							$(20,020,807)

OTC WRITTEN OPTIONS
	COUNTERPARTY
Interest rate swaption, Call	Citibank N.A.	6/1/21	175.00	bps	12,614,000	12,614,000	$(45,982)
Interest rate swaption, Call	Goldman Sachs Group Inc.	6/1/21	175.00	bps	50,866,000	50,866,000	(185,422)
Interest rate swaption, Call	Goldman Sachs Group Inc.	6/1/21	175.00	bps	24,203,000	24,203,000	(88,228)
Interest rate swaption, Call	Morgan Stanley & Co. Inc.	6/3/21	180.00	bps	26,213,000	26,213,000	(129,085)
Interest rate swaption, Call	Morgan Stanley & Co. Inc.	6/3/21	180.00	bps	26,213,000	26,213,000	(129,085)
Interest rate swaption, Put	Citibank N.A.	6/1/21	225.00	bps	12,614,000	12,614,000	(333,647)
Interest rate swaption, Put	Goldman Sachs Group Inc.	6/1/21	225.00	bps	50,866,000	50,866,000	(1,345,432)
Interest rate swaption, Put	Goldman Sachs Group Inc.	6/1/21	225.00	bps	24,203,000	24,203,000	(640,182)

See Notes to Schedule of Investments.

108	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

SCHEDULE OF WRITTEN OPTIONS (cont’d)

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	6/3/21	230.00	bps	26,213,000	26,213,000	$(583,163)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	6/3/21	230.00	bps	26,213,000	26,213,000	(583,163)
U.S. Dollar/Brazilian Real, Put	Morgan Stanley & Co. Inc.	6/14/21	5.40	BRL	135,820,000	135,820,000	(1,906,766)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $6,547,750)							$(5,970,155)

TOTAL WRITTEN OPTIONS (Premiums received - $45,672,979)							$(25,990,962)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
BRL	— Brazilian Real
EUR	— Euro

At March 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	1,007	9/23	$249,442,315	$249,156,975	$(285,340)
90-Day Eurodollar	59,997	12/23	14,847,419,622	14,818,509,038	(28,910,584)
Australian 10-Year Bonds	4,474	6/21	472,182,196	469,343,906	(2,838,290)
Australian Dollar	7,537	6/21	581,937,063	572,925,055	(9,012,008)
British Pound	5,553	6/21	483,749,595	478,286,831	(5,462,764)
Canadian Dollar	1,849	6/21	146,401,217	147,124,930	723,713
Euro	4,114	6/21	612,829,072	603,832,350	(8,996,722)
Euro-Bobl	236	6/21	37,340,414	37,384,363	43,949
Euro-OAT	1,554	6/21	295,044,993	295,133,761	88,768
Japanese Yen	4,548	6/21	524,234,936	513,668,175	(10,566,761)
Mexican Peso	9,217	6/21	216,317,845	223,696,590	7,378,745
Russian Ruble	1,626	6/21	54,556,365	53,231,175	(1,325,190)
Swiss Franc	344	6/21	46,391,410	45,558,500	(832,910)
U.S. Treasury 5-Year Notes	78,050	6/21	9,726,320,537	9,631,248,242	(95,072,295)
U.S. Treasury 10-Year Notes	803	6/21	105,450,206	105,142,813	(307,393)
U.S. Treasury Long- Term Bonds	13,525	6/21	2,166,129,895	2,090,880,469	(75,249,426)

See Notes to Schedule of Investments.

109	Western Asset Core Plus Bond Fund 2021 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	March 31, 2021

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy (continued)
U.S. Treasury Ultra
Long-Term Bonds	8,628	6/21	$1,636,715,014	$1,563,555,375	$(73,159,639)
United Kingdom
Long Gilt Bonds	140	6/21	24,885,264	24,625,380	(259,884)

					(304,044,031)

Contracts to Sell:
90-Day Eurodollar	18,491	6/21	4,583,176,057	4,614,660,188	(31,484,131)
90-Day Eurodollar	45,627	12/21	11,361,900,349	11,376,522,113	(14,621,764)
Euro-Bund	11,886	6/21	2,381,107,340	2,387,422,626	(6,315,286)
Euro-Buxl	782	6/21	191,582,007	188,949,270	2,632,737
Japanese 10-Year Bonds	316	6/21	430,575,184	431,398,149	(822,965)
U.S. Treasury 2-Year Notes	10,448	6/21	2,308,581,805	2,306,151,120	2,430,685
U.S. Treasury Ultra 10-Year Notes	8,014	6/21	1,199,437,301	1,151,511,625	47,925,676

					(255,048)

Net unrealized depreciation on open futures contracts					$(304,299,079)

Abbreviation(s) used in this table:

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

At March 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	188,800,000	USD	146,044,201	BNP Paribas SA	4/19/21	$(2,624,744)
MXN	2,135,500,000	USD	101,796,471	BNP Paribas SA	4/19/21	2,466,561
USD	455,164,815	EUR	373,260,000	BNP Paribas SA	4/19/21	17,270,327
USD	477,150,425	EUR	390,100,000	BNP Paribas SA	4/19/21	19,499,887
BRL	143,485,139	USD	26,334,796	Citibank N.A.	4/19/21	(871,998)
BRL	296,780,000	USD	56,099,958	Citibank N.A.	4/19/21	(3,433,533)
CAD	479,493,000	USD	383,945,480	Citibank N.A.	4/19/21	(2,379,155)
CAD	1,045,842,939	USD	825,542,733	Citibank N.A.	4/19/21	6,708,096
EUR	32,000,000	USD	38,969,280	Citibank N.A.	4/19/21	(1,428,093)
EUR	45,000,000	USD	54,201,060	Citibank N.A.	4/19/21	(1,408,765)
JPY	8,949,983,258	USD	86,834,028	Citibank N.A.	4/19/21	(5,986,609)
RUB	6,313,570,000	USD	83,801,035	Citibank N.A.	4/19/21	(504,704)
RUB	6,880,760,000	USD	92,175,117	Citibank N.A.	4/19/21	(1,395,722)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report 110

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	9,572,970,000	USD	127,046,715	Citibank N.A.	4/19/21	$(748,396)
USD	13,791,402	AUD	18,000,000	Citibank N.A.	4/19/21	117,937
USD	137,662,846	AUD	176,375,280	Citibank N.A.	4/19/21	3,681,666
USD	49,083,900	CHF	43,000,000	Citibank N.A.	4/19/21	3,564,982
USD	354,421,973	CNY	2,298,958,125	Citibank N.A.	4/19/21	4,249,195
USD	60,307,968	GBP	44,426,610	Citibank N.A.	4/19/21	(942,439)
USD	3,566,349	MXN	71,960,000	Citibank N.A.	4/19/21	52,995
USD	13,164,657	MXN	265,360,000	Citibank N.A.	4/19/21	208,798
USD	13,797,051	MXN	278,390,000	Citibank N.A.	4/19/21	205,019
ZAR	728,620,000	USD	48,903,297	Citibank N.A.	4/19/21	330,788
BRL	147,150,000	USD	27,162,476	Goldman Sachs Group Inc.	4/19/21	(1,049,314)
EUR	35,000,000	USD	42,502,600	Goldman Sachs Group Inc.	4/19/21	(1,441,926)
RUB	3,055,880,830	USD	40,592,989	Goldman Sachs Group Inc.	4/19/21	(276,075)
RUB	7,360,294,557	USD	98,584,953	Goldman Sachs Group Inc.	4/19/21	(1,478,953)
USD	12,150,125	EUR	10,000,000	Goldman Sachs Group Inc.	4/19/21	418,504
USD	180,443,157	EUR	149,286,720	Goldman Sachs Group Inc.	4/19/21	5,305,634
USD	222,393,614	EUR	182,419,934	Goldman Sachs Group Inc.	4/19/21	8,385,460
USD	276,856,995	EUR	225,130,000	Goldman Sachs Group Inc.	4/19/21	12,743,009
USD	355,007,838	EUR	288,680,000	Goldman Sachs Group Inc.	4/19/21	16,339,401
USD	3,000,768	MXN	60,021,663	Goldman Sachs Group Inc.	4/19/21	70,288
USD	33,581,033	MXN	700,000,000	Goldman Sachs Group Inc.	4/19/21	(595,563)
IDR	3,684,421,854,900	USD	262,806,937	JPMorgan Chase & Co.	4/19/21	(9,499,940)
INR	4,359,319,201	USD	58,850,074	JPMorgan Chase & Co.	4/19/21	613,536
JPY	1,000,000,000	USD	9,435,654	JPMorgan Chase & Co.	4/19/21	(402,406)
USD	82,885,404	CNH	536,285,141	JPMorgan Chase & Co.	4/19/21	1,315,218

Total						$67,078,966

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	111

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
RUB	— Russian Ruble
USD	— United States Dollar
ZAR	— South African Rand

At March 31, 2021, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT[2]		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Citibank N.A.	292,400,000	BRL	1/4/27	BRL-CDI**	7.024%**	—	$(661,192)
Citibank N.A.	346,800,000	BRL	1/4/27	BRL-CDI**	7.024%**	$150,255	(934,460)
Citibank N.A.	370,331,000	BRL	1/4/27	BRL-CDI**	7.024%**	187,097	(1,024,511)
JPMorgan Chase & Co.	240,800,000	BRL	1/4/27	BRL-CDI**	7.044%**	—	(505,729)

Total						$337,352	$(3,125,892)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZE APPRECIATIOND (DEPRECIATION)
1,182,383,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(3,459)	$(305,901)
2,106,041,000	12/18/25	3-Month LIBOR quarterly	1.100% semi-annually	—	(18,306,011)
898,865,000	5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	(2,124,325)	47,821,865
899,415,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(3,019,085)	48,534,437

See Notes to Schedule of Investments.

112	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	497,073,000		11/15/27	0.780% semi-annually	3-Month LIBOR quarterly	$1,247,274	$17,959,079
	59,586,000		2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	96,323	737,015
	528,419,000		2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	921,998	3,065,719
	3,851,130,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	1,358,133	8,906,970
	3,847,470,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	1,651,470	8,473,727
	374,360,000		7/20/45	0.560% annually	Daily SOFR annually	3,192,610	97,523,883
	163,600,000		8/19/45	0.740% annually	Daily SOFR annually	—	38,247,465
	20,815,000		11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	953,168	4,924,911
	12,221,800,000	JPY	5/9/46	0.641% semi-annually	6-Month JPY LIBOR semi-annually	1	(3,415,130)
	367,188,000		2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	4,450,076	88,418,556
	94,774,000		2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	558,026	11,017,985
	82,887,000		2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	456,561	17,079,578
	40,551,000		2/15/47	1.225% semi-annually	3-Month LIBOR quarterly	36,336	8,333,304
	235,915,000		2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	(30,981)	11,961,685
	116,571,000		3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	1,977,560	32,842,120
	169,971,000		10/7/50	1.200% semi-annually	3-Month LIBOR quarterly	836,314	39,044,455
	17,474,000		6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	181,730	673,530
	52,426,000		6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(6,553)	2,375,334

Total						$12,733,177	$465,914,576

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	113

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.HY.35 Index	$3,500	12/20/25	5.000% quarterly	$319	$125	$194
Markit CDX.NA.HY.36 Index	819,680,000	6/20/26	5.000% quarterly	73,146,939	69,497,923	3,649,016
Markit CDX.NA.IG.34 Index	718,191,000	6/20/25	1.000% quarterly	12,930,784	(8,095,348)	21,026,132
Markit CDX.NA.IG.36 Index	5,512,850,000	6/20/26	1.000% quarterly	129,180,770	119,845,581	9,335,189

Total	$7,050,724,500			$215,258,812	$181,248,281	$34,010,531

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

See Notes to Schedule of Investments.

114	Western Asset Core Plus Bond Fund 2021 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2021

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2021 Quarterly Report	115

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the

116

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

117

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$3,793,555,860	$18,678,154	$3,812,234,014
Other Corporate Bonds & Notes	—	8,733,012,712	—	8,733,012,712
Mortgage-Backed Securities	—	8,360,755,135	—	8,360,755,135
U.S. Government & Agency Obligations	—	7,501,864,865	—	7,501,864,865
Sovereign Bonds	—	3,178,238,259	—	3,178,238,259
Collateralized Mortgage Obligations	—	3,034,967,634	—	3,034,967,634
Senior Loans:
Financials	—	269,727,280	15,800,600	285,527,880
Industrials	—	222,587,766	13,280,000	235,867,766
Other Senior Loans	—	1,804,838,795	—	1,804,838,795
Asset-Backed Securities	—	1,179,532,194	60,961,410	1,240,493,604
Investments in Underlying Funds	$447,397,524	—	—	447,397,524
U.S. Treasury Inflation Protected Securities	—	376,322,505	—	376,322,505
Non-U.S. Treasury Inflation Protected Securities	—	86,018,230	—	86,018,230
Purchased Options:
Exchange-Traded Purchased Options	6,458,300	—	—	6,458,300
OTC Purchased Options	—	1,031,554	—	1,031,554

Total Long-Term Investments	453,855,824	38,542,452,789	108,720,164	39,105,028,777

Short-Term Investments†	981,068,393	—	—	981,068,393

Total Investments	$1,434,924,217	$38,542,452,789	$108,720,164	$40,086,097,170

118

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$61,224,273	—	—	$61,224,273
Forward Foreign Currency Contracts	—	$103,547,301	—	103,547,301
Centrally Cleared Interest Rate Swaps	—	487,941,618	—	487,941,618
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	34,010,531	—	34,010,531

Total Other Financial Instruments	$61,224,273	$625,499,450	—	$686,723,723

Total	$1,496,148,490	$39,167,952,239	$108,720,164	$40,772,820,893

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$20,020,807	—	—	$20,020,807
OTC Written Options	—	$5,970,155	—	5,970,155
Futures Contracts	365,523,352	—	—	365,523,352
Forward Foreign Currency Contracts	—	36,468,335	—	36,468,335
OTC Interest Rate Swaps‡	—	2,788,540	—	2,788,540
Centrally Cleared Interest Rate Swaps	—	22,027,042	—	22,027,042

Total	$385,544,159	$67,254,072	—	$452,798,231

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

119

Notes to Schedule of Investments (unaudited) (continued)

all or some portion of the period ended March 31, 2021. The following transactions were effected in such company for the period ended March 31, 2021.

	Affiliate Value at December 31, 2020	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2021
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$978,183,528	$2,897,534,886	2,897,534,886	$2,894,650,021	2,894,650,021	—	$58,786	—	$981,068,393

120